UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.819945.104

AFR-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 74.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (d)	$ 3,960	$ 3,950
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (d)	8,000	8,040
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.89% 9/30/13 (d)	16,612	16,031
Sequa Corp. term loan 3.8441% 12/3/14 (d)	2,000	1,650
TransDigm, Inc. term loan 2.4107% 6/23/13 (d)	14,340	13,910
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.54% 9/29/13 (d)	4,576	4,118
		47,699
Air Transportation - 0.1%
Northwest Airlines, Inc. term loan 2.29% 12/31/10 (d)	2,000	1,905
Automotive - 3.6%
Federal-Mogul Corp.:
Tranche B, term loan 2.2442% 12/27/14 (d)	22,447	16,947
Tranche C, term loan 2.2275% 12/27/15 (d)	11,452	8,646
Ford Motor Co. term loan 3.4957% 12/15/13 (d)	35,827	30,408
Navistar International Corp.:
term loan 3.535% 1/19/12 (d)	19,067	17,637
Credit-Linked Deposit 3.5629% 1/19/12 (d)	6,933	6,413
Oshkosh Co. Tranche B, term loan 6.6227% 12/6/13 (d)	3,723	3,681
Rexnord Corp. Tranche B, term loan 2.9572% 7/19/13 (d)	1,989	1,810
Tenneco, Inc. Credit-Linked Deposit 5.2756% 3/16/14 (d)	8,000	5,840
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (d)	39,500	35,945
TRW Automotive Holdings Corp. Tranche B1, term loan 6.3125% 2/9/14 (d)	3,451	3,287
Visteon Corp. term loan 4.426% 6/13/13 (b)(d)	10,000	4,850
		135,464
Banks and Thrifts - 0.0%
CIT Group, Inc. term loan 13% 1/20/12 (d)	460	478
Broadcasting - 2.7%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13 (d)	2,000	1,130
Tranche B, term loan 2.3415% 6/12/14 (d)	7,000	3,990
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Entravision Communication Corp. term loan 5.85% 3/29/13 (d)	$ 595	$ 498
FoxCo Acquisition LLC Tranche B, term loan 6.5107% 7/14/15 (d)	1,791	1,415
Nexstar Broadcasting, Inc. Tranche B, term loan 2.2938% 10/1/12 (d)	19,430	14,378
Paxson Communications Corp. term loan 4.3444% 1/15/12 (d)	4,000	680
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (d)	6,430	4,501
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (d)	67,005	54,107
VNU, Inc. term loan 2.3% 8/9/13 (d)	22,138	20,699
		101,398
Cable TV - 8.1%
Cequel Communications LLC Tranche 1LN, term loan 2.301% 11/5/13 (d)	9,959	9,461
Charter Communications Operating LLC:
term loan 9.25% 3/6/14 (d)	7,922	7,883
Tranche B 1LN, term loan 6.25% 3/6/14 (d)	105,859	97,390
CSC Holdings, Inc. Tranche B, term loan 2.0381% 3/31/13 (d)	85,145	82,488
DIRECTV Holdings LLC:
Tranche B, term loan 1.785% 4/13/13 (d)	37,265	36,519
Tranche C, term loan 5.25% 4/13/13 (d)	9,420	9,503
Discovery Communications, Inc.:
term loan 2.5975% 5/14/14 (d)	26,613	26,182
Tranche C, term loan 5.25% 5/14/14 (d)	11,970	12,150
Insight Midwest Holdings LLC Tranche B, term loan 2.31% 4/6/14 (d)	6,750	6,446
San Juan Cable, Inc. Tranche 1LN, term loan 2.06% 10/31/12 (d)	4,694	4,225
UPC Broadband Holding BV Tranche N1, term loan 2.0588% 12/31/14 (d)	18,008	16,838
		309,085
Capital Goods - 3.1%
Amsted Industries, Inc.:
term loan 2.5272% 4/5/13 (d)	4,677	4,373
Tranche DD, term loan 2.7806% 4/5/13 (d)	3,037	2,839
Ashtead Group PLC term loan 2.0625% 8/31/11 (d)	2,718	2,534
Baldor Electric Co. term loan 5.25% 1/31/14 (d)	5,891	5,818
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Bucyrus International, Inc. Tranche B, term loan 2.1214% 5/4/14 (d)	$ 12,123	$ 11,395
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (d)	2,806	2,693
Dresser, Inc. Tranche B 1LN, term loan 3.1044% 5/4/14 (d)	29,319	27,560
EnergySolutions, Inc.:
Credit-Linked Deposit 2.54% 6/7/13 (d)	317	299
term loan 2.54% 6/7/13 (d)	7,035	6,648
Flowserve Corp. term loan 2.0393% 8/10/12 (d)	33,092	32,182
Polypore, Inc. Tranche B, term loan 2.56% 7/3/14 (d)	3,920	3,685
Rexnord Corp. Tranche B A0, term loan 2.3125% 7/19/13 (d)	2,900	2,552
Sensus Metering Systems, Inc. Tranche B term loan 2.5937% 12/17/10 (d)	4,487	4,431
Terex Corp. term loan 4.3475% 7/14/13 (d)	10,225	9,918
		116,927
Chemicals - 4.5%
Ashland, Inc. Tranche B, term loan 6.65% 5/13/14 (d)	7,406	7,536
Celanese Holding LLC:
Revolving Credit-Linked Deposit 2.0588% 4/2/13 (d)	5,526	4,766
term loan 2.9419% 4/2/14 (d)	39,230	37,269
Georgia Gulf Corp. term loan 10% 10/3/13 (d)	14,411	13,403
Huntsman International LLC Tranche B, term loan 2.0375% 4/19/14 (d)	20,320	18,948
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (d)	3,546	2,730
Tranche C, term loan 8.001% 12/16/14 (d)	3,546	2,730
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (d)(g)	30,585	31,770
MacDermid, Inc. Tranche B, term loan 2.285% 4/12/14 (d)	2,064	1,651
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (d)	8,703	7,180
Nalco Co.:
term loan 6.5% 5/6/16 (d)	20,025	20,175
Tranche B, term loan 2.0625% 11/4/10 (d)	6,461	6,412
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (d)	8,970	9,037
Solutia, Inc. term loan 7.25% 2/28/14 (d)	7,913	7,755
		171,362
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.4%
Jarden Corp. Tranche B1, term loan 2.3475% 1/24/12 (d)	$ 3,643	$ 3,506
Jostens IH Corp. Tranche C, term loan 2.6369% 12/21/11 (d)	1,366	1,311
Revlon Consumer Products Corp. term loan 4.3931% 1/15/12 (d)	7,000	6,545
Spectrum Brands, Inc.:
Tranche B1, term loan 6.25% 3/30/13 (d)	1,902	1,741
4.4856% 3/30/13 (d)	98	89
Weight Watchers International, Inc. Tranche B, term loan 1.9744% 1/26/14 (d)	1,891	1,777
		14,969
Containers - 1.8%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (d)	12,536	12,411
Berry Plastics Holding Corp. Tranche C, term loan 2.2963% 4/3/15 (d)	4,990	4,241
BWAY Corp. Tranche B, term loan 2.576% 7/17/13 (d)	1,908	1,737
Crown Holdings, Inc.:
term loan B 2.0381% 11/15/12 (d)	15,035	14,734
Tranche B, term loan 2.0381% 11/15/12 (d)	9,501	9,311
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.8194% 6/14/13 (d)	28,122	27,560
		69,994
Diversified Financial Services - 0.8%
Ameritrade Holding Corp. Tranche B, term loan 1.79% 1/23/13 (d)	6,753	6,534
BRSP LLC term loan 7.5% 6/24/14 (d)	5,000	4,688
Clear Channel Capital I LLC Tranche B, term loan 3.9375% 1/29/16 (d)	15,000	8,850
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.29% 8/3/12 (d)	1,990	1,865
Nuveen Investments, Inc. term loan 3.4955% 11/13/14 (d)	4,266	3,445
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.5975% 12/15/11 (d)	195	184
Credit-Linked Deposit 2.5975% 12/15/13 (d)	623	588
Tranche 1LN, term loan 2.285% 12/15/13 (d)	1,777	1,675
Tranche 2LN, term loan 4.535% 12/15/14 (d)	2,825	2,380
		30,209
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.3%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (d)	$ 9,626	$ 9,530
LBI Media, Inc. term loan 1.785% 3/31/12 (d)	2,225	1,669
Thomson Media, Inc. Tranche B1, term loan 5.29% 11/8/11 (d)	963	606
		11,805
Electric Utilities - 7.3%
AES Corp. term loan 4.1963% 8/10/11 (d)	14,732	14,511
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (d)	2,190	1,856
term loan 3.5975% 3/30/14 (d)	23,044	19,530
Calpine Corp. Tranche D, term loan 3.475% 3/29/14 (d)	30,143	27,280
Covanta Energy Corp.:
term loan 1.8125% 2/9/14 (d)	5,892	5,627
Credit-Linked Deposit 1.68% 2/9/14 (d)	2,967	2,834
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 1.79% 4/2/13 (d)	32,094	30,970
Tranche B, term loan 1.79% 4/2/13 (d)	2,858	2,758
Energy Investors Funds term loan 2.0388% 4/11/14 (d)	2,649	2,464
MACH Gen LLC Credit-Linked Deposit 2.5975% 2/22/13 (d)	182	164
Mirant North America LLC term loan 2.035% 1/3/13 (d)	20,214	19,052
NRG Energy, Inc.:
term loan 2.0089% 2/1/13 (d)	45,005	42,642
Credit-Linked Deposit 1.9975% 2/1/13 (d)	28,314	26,828
NSG Holdings LLC:
Credit-Linked Deposit 2.1294% 6/15/14 (d)	247	230
Tranche B, term loan 2.1294% 6/15/14 (d)	1,479	1,376
Reliant Energy, Inc. Credit-Linked Deposit 2.0306% 6/30/14 (d)	11,150	10,425
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8018% 10/10/14 (d)	33,806	26,200
Tranche B2, term loan 3.8018% 10/10/14 (d)	14,681	11,267
Tranche B3, term loan 3.8018% 10/10/14 (d)	39,173	29,967
		275,981
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.8%
Alon Refining Krotz Springs, Inc.:
Tranche A, term loan 13.75% 7/3/14 (d)	$ 662	$ 530
Tranche B, term loan 12.75% 7/3/14 (d)	1,508	1,206
Alon USA, Inc. term loan 2.6487% 8/4/13 (d)	1,886	1,320
Citgo Petroleum Corp. Tranche B, term loan 1.6369% 11/15/12 (d)	11,524	10,718
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (d)	195	177
Tranche D, term loan 8.75% 12/28/13 (d)	1,559	1,419
Compagnie Generale de Geophysique SA term loan 4.2691% 1/12/14 (d)	1,693	1,643
MEG Energy Corp.:
term loan 2.6% 4/3/13 (d)	1,436	1,307
Tranche DD, term loan 2.6% 4/3/13 (d)	1,464	1,332
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 3.125% 11/1/13 (d)	564	499
Tranche B 1LN, term loan 3.125% 11/1/13 (d)	4,375	3,872
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 2.5975% 10/31/12 (d)	2,505	2,467
term loan 2.2869% 10/31/12 (d)	4,308	4,243
Western Refining, Inc. term loan 8.25% 5/30/14 (d)	1,498	1,445
		32,178
Entertainment/Film - 0.2%
MGM Holdings II, Inc.:
Tranche B, term loan 3.535% 4/8/12 (d)	3,077	1,785
Tranche B1, term loan 3.535% 4/8/12 (d)	3,975	2,305
Zuffa LLC term loan 2.375% 6/19/15 (d)	2,910	2,605
		6,695
Environmental - 0.1%
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	3,000	2,963
Synagro Technologies, Inc. Tranche 1LN, term loan 2.3% 3/30/14 (d)	461	362
		3,325
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - 1.0%
GNC Corp. term loan 2.7309% 9/16/13 (d)	$ 2,853	$ 2,625
Rite Aid Corp.:
Tranche ABL, term loan 2.0468% 6/4/14 (d)	11,401	9,634
Tranche B4, term loan 9.5% 6/15/15 (d)	10,000	10,000
SUPERVALU, Inc. Tranche B, term loan 1.535% 6/2/12 (d)	14,325	13,752
		36,011
Food/Beverage/Tobacco - 2.4%
Constellation Brands, Inc. Tranche B, term loan 1.8125% 6/5/13 (d)	35,313	34,607
Dean Foods Co. Tranche B, term loan 1.9733% 4/2/14 (d)	24,552	23,570
Del Monte Corp. Tranche B, term loan 2.2591% 2/8/12 (d)	9,095	8,982
Herbalife International, Inc. term loan 1.8238% 7/21/13 (d)	1,683	1,570
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (d)	2,275	2,292
Reddy Ice Group, Inc. term loan 2.0388% 8/12/12 (d)	2,000	1,240
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (d)	17,272	17,553
		89,814
Gaming - 2.3%
Ameristar Casinos, Inc. term loan 3.76% 11/10/12 (d)	4,849	4,776
Choctaw Resort Development Enterprise term loan 6% 11/4/11 (d)	1,380	1,304
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.5038% 1/28/15 (d)	6,389	5,080
Tranche B3, term loan 3.5056% 1/28/15 (d)	6,370	5,064
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (d)	840	647
Tranche B, term loan 2.09% 5/23/14 (d)	4,160	3,203
MGM Mirage, Inc. term loan 10/3/11 (d)	11,000	9,130
Penn National Gaming, Inc. Tranche B, term loan 2.0841% 10/3/12 (d)	21,865	21,318
Town Sports International LLC term loan 2.125% 2/27/14 (d)	2,910	2,357
Venetian Macau Ltd.:
Tranche B, term loan 2.85% 5/26/13 (d)	5,936	5,521
Tranche DD, term loan 2.85% 5/26/12 (d)	6,970	6,482
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau US Finance, Inc. Tranche B, term loan 2.85% 5/25/13 (d)	$ 13,688	$ 12,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.165% 8/15/13 (d)	9,180	8,354
		85,966
Healthcare - 12.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.3018% 2/7/12 (d)	6,196	5,902
Bausch & Lomb, Inc. term loan:
3.6913% 4/26/15 (d)	2,404	2,278
3.8475% 4/26/15 (d)	9,476	8,978
Biomet, Inc. term loan 3.5776% 3/25/15 (d)	6,987	6,620
Boston Scientific Corp. term loan 2.3544% 4/21/11 (d)	16,810	16,222
Community Health Systems, Inc.:
term loan 2.896% 7/25/14 (d)	101,892	95,779
Tranche DD, term loan 2.535% 7/25/14 (d)	5,199	4,887
DaVita, Inc. Tranche B1, term loan 1.8777% 10/5/12 (d)	38,257	36,631
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (d)	8,325	8,387
Tranche B 2LN, term loan 6.75% 9/10/14 (d)	4,578	4,612
Tranche B, term loan 1.9717% 3/31/13 (d)	32,720	31,739
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (d)	137,256	128,674
Health Management Associates, Inc. Tranche B, term loan 2.3475% 2/28/14 (d)	1,998	1,873
HealthSouth Corp. term loan 2.54% 3/10/13 (d)	12,458	12,022
Hologic, Inc. Tranche B, term loan 3.5625% 3/31/13 (d)	690	659
IASIS Healthcare Corp.:
term loan 2.285% 3/15/14 (d)	4,470	4,180
Credit-Linked Deposit 2.2794% 3/15/14 (d)	417	390
Tranche DD, term loan 2.285% 3/15/14 (d)	1,549	1,449
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.42% 6/26/14 (d)	14,080	13,587
Tranche 2LN, term loan 4.535% 6/26/15 (d)	2,500	2,400
LifePoint Hospitals, Inc. Tranche B, term loan 2.295% 4/15/12 (d)	20,220	19,513
Mylan, Inc. Tranche B, term loan 3.8146% 10/2/14 (d)	11,814	11,489
National Renal Institutes, Inc. Tranche B, term loan 5.625% 3/31/13 (d)	3,240	2,333
Psychiatric Solutions, Inc. term loan 2.0462% 7/1/12 (d)	12,143	11,718
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
PTS Acquisition Corp. term loan 2.535% 4/10/14 (d)	$ 3,818	$ 3,312
Renal Advantage, Inc. Tranche B, term loan 3.0857% 9/30/12 (d)	4,061	3,737
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.3676% 6/15/12 (d)	3,840	3,533
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.5975% 4/19/13 (d)	1,313	1,208
Tranche B, term loan 2.6773% 4/19/14 (d)	6,253	5,753
Team Health, Inc. term loan 2.6871% 11/22/12 (d)	2,137	1,987
Vanguard Health Holding Co. I, LLC term loan 2.535% 9/23/11 (d)	8,617	8,305
VCA Antech, Inc. term loan 1.8125% 5/16/11 (d)	5,865	5,396
Vicar Operating, Inc. term loan 1.8125% 5/16/11 (d)	13,782	12,679
VWR Funding, Inc. term loan 2.785% 6/29/14 (d)	9,000	8,258
		486,490
Homebuilding/Real Estate - 0.3%
CB Richard Ellis Group, Inc. Tranche B, term loan 6.0007% 12/20/13 (d)	2,886	2,778
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (b)(d)	1,028	601
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (b)(d)	2,862	258
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (d)	2,751	2,104
Tranche B, term loan 3.3088% 10/10/13 (d)	9,214	7,049
		12,790
Leisure - 0.9%
Six Flags, Inc. Tranche B, term loan 2.6557% 4/30/15 (d)	12,940	12,422
Universal City Development Partners Ltd. term loan 6% 6/9/11 (d)	20,686	20,376
		32,798
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.9047% 12/22/12 (d)	8,872	8,694
Novelis Corp. term loan 2.3885% 7/6/14 (d)	4,868	4,357
Oxbow Carbon LLC:
Tranche B, term loan 2.4117% 5/8/14 (d)	1,589	1,462
Tranche DD, term loan 2.285% 5/8/14 (d)	152	139
		14,652
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Paper - 2.7%
Domtar Corp. Tranche B, term loan 1.6713% 3/7/14 (d)	$ 1,891	$ 1,806
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5934% 12/20/12 (d)	51,929	49,852
Tranche B, term loan 2.3294% 12/20/12 (d)	14,740	14,150
Graphic Packaging International, Inc. Tranche B, term loan 2.5228% 5/16/14 (d)	8,000	7,580
Smurfit-Stone Container Enterprises, Inc. term loan 2.9518% 11/11/11 (d)	29,127	27,598
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (d)	1,923	385
		101,371
Publishing/Printing - 1.8%
Cengage Learning, Inc. Tranche B, term loan 2.79% 7/5/14 (d)	18,922	16,367
Cenveo Corp.:
Tranche C, term loan 5.1088% 6/21/13 (d)	2,435	2,350
Tranche DD, term loan 5.1088% 6/21/13 (d)	103	100
Dex Media East LLC Tranche B, term loan 2.6485% 10/24/14 (d)	10,356	7,767
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 7.42% 6/12/14 (d)	17,027	12,771
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(d)	10,225	4,652
Quebecor World, Inc. term loan 8.25% 7/12/12 (d)	6,740	6,538
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (d)	13,190	10,024
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (d)	5,120	3,891
The Reader's Digest Association, Inc. term loan 2.6438% 3/2/14 (d)	2,000	920
Yell Group PLC Tranche B1, term loan 3.285% 2/10/13 (d)	3,200	1,872
		67,252
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.3007% 4/28/13 (d)	15,498	14,258
Tranche C, term loan 2.0009% 4/28/13 (d)	2,940	2,617
		16,875
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.25% 7/25/12 (d)	$ 3,000	$ 2,985
Burger King Corp. Tranche B1, term loan 2.125% 6/30/12 (d)	6,305	6,257
Del Taco term loan 10.25% 3/29/13 (d)	2,630	2,183
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8692% 6/14/13 (d)	100	77
term loan 2.625% 6/14/14 (d)	1,580	1,212
		12,714
Services - 1.7%
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (d)	2,392	2,284
term loan 2.4725% 1/26/14 (d)	36,243	34,612
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.6019% 2/7/14 (d)	2,699	2,483
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.375% 6/1/13 (d)	1,990	1,880
Hertz Corp.:
Credit-Linked Deposit 2.3588% 12/21/12 (d)	308	293
Tranche B, term loan 2.0466% 12/21/12 (d)	1,683	1,599
Iron Mountain, Inc. term loan 2.1875% 4/16/14 (d)	9,800	9,457
ServiceMaster Co.:
term loan 2.8741% 7/24/14 (d)	13,643	11,597
Tranche DD, term loan 2.79% 7/24/14 (d)	1,160	986
		65,191
Specialty Retailing - 0.6%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (d)	17,161	14,200
Rite Aid Funding II Tranche 2LN, term loan 15% 9/14/10 (d)	4,000	4,080
Sally Holdings LLC Tranche B, term loan 2.93% 11/16/13 (d)	1,979	1,890
Toys 'R' Us, Inc. term loan 4.5363% 7/19/12 (d)	3,975	3,826
		23,996
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Steels - 0.0%
Edgen Murray Corp. term loan 3.4834% 5/11/14 (d)	$ 2,000	$ 1,340
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 3.1365% 7/6/14 (d)	12,000	11,520
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (d)	4,865	3,649
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (d)	3,398	2,956
PETCO Animal Supplies, Inc. term loan 2.7169% 10/26/13 (d)	7,707	7,476
		25,601
Technology - 3.6%
Affiliated Computer Services, Inc.:
term loan 2.285% 3/20/13 (d)	13,858	13,615
Tranche B2, term loan 2.2906% 3/20/13 (d)	21,669	21,290
First Data Corp.:
Tranche B1, term loan 3.035% 9/24/14 (d)	16,099	13,644
Tranche B2, term loan 3.035% 9/24/14 (d)	10,000	8,475
Tranche B3, term loan 3.035% 9/24/14 (d)	2,827	2,396
Flextronics International Ltd. Tranche B-B, term loan 2.8469% 10/1/12 (d)	4,912	4,470
Freescale Semiconductor, Inc. term loan:
2.0588% 12/1/13 (d)	20,130	14,846
12.5% 12/15/14	2,663	2,350
Global Tel*Link Corp.:
term loan 9% 2/14/13 (d)	1,178	1,048
Credit-Linked Deposit 9% 2/14/13 (d)	380	339
Itron, Inc. term loan 3.79% 4/18/14 (d)	6,310	6,294
Kronos, Inc.:
Tranche 1LN, term loan 2.5975% 6/11/14 (d)	886	819
Tranche 2LN, term loan 6.3475% 6/11/15 (d)	2,000	1,560
Metavante Technologies, Inc. Tranche B, term loan 2.7775% 11/1/14 (d)	1,995	1,955
ON Semiconductor Corp. term loan 2.035% 9/6/13 (d)	2,637	2,479
Open Text Corp. term loan 2.535% 10/2/13 (d)	5,723	5,466
SunGard Data Systems, Inc.:
term loan 2.4536% 2/28/14 (d)	29,576	27,875
Tranche C, term loan 6.75% 2/28/14 (d)	4,977	4,928
Verifone, Inc. Tranche B, term loan 3.04% 10/31/13 (d)	4,095	3,890
		137,739
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 7.3%
Asurion Corp. Tranche 1LN, term loan 3.5813% 7/3/14 (d)	$ 6,000	$ 5,775
Centennial Cellular Operating Co. LLC term loan 2.603% 2/9/11 (d)	34,773	34,599
Cincinnati Bell, Inc. Tranche B, term loan 1.8005% 8/31/12 (d)	7,935	7,498
Crown Castle International Corp. Tranche B, term loan 1.785% 3/6/14 (d)	7,285	6,866
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (d)	10,000	9,550
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (d)	3,000	2,280
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (d)	1,200	738
Intelsat Jackson Holdings Ltd. term loan 3.3044% 2/1/14 (d)	20,000	17,300
Intelsat Ltd. Tranche B, term loan 2.8044% 7/3/13 (d)	30,846	29,612
Level 3 Financing, Inc. term loan:
2.6979% 3/13/14 (d)	14,000	11,970
11.5% 3/13/14 (d)	3,000	3,090
MetroPCS Wireless, Inc. Tranche B, term loan 2.683% 11/3/13 (d)	9,827	9,422
NTELOS, Inc. Tranche B1 1LN, term loan 2.54% 8/24/11 (d)	5,671	5,614
PanAmSat Corp.:
Tranche B2 A, term loan 2.8044% 1/3/14 (d)	13,069	12,448
Tranche B2 B, term loan 2.8044% 1/3/14 (d)	13,065	12,445
Tranche B2 C, term loan 2.8044% 1/3/14 (d)	13,065	12,445
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	54,100	54,235
Telesat Holding, Inc. term loan:
3.29% 10/31/14 (d)	315	304
3.29% 10/31/14 (d)	3,665	3,537
Time Warner Telecom, Inc. Tranche B, term loan 2.29% 1/7/13 (d)	4,895	4,767
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9912% 5/26/13 (d)	6,000	5,760
Tranche C 1LN, term loan 4.9912% 5/26/14 (d)	6,000	5,760
Windstream Corp. Tranche B1, term loan 1.9753% 7/17/13 (d)	21,179	20,544
		276,559
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.5%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.2408% 9/5/13 (d)	$ 13,538	$ 13,639
Levi Strauss & Co. term loan 2.5388% 4/4/14 (d)	3,000	2,535
William Carter Co. term loan 1.8109% 6/29/12 (d)	3,792	3,678
		19,852
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (d)	2,000	1,590
TOTAL FLOATING RATE LOANS (Cost $2,873,717)		2,838,075
Nonconvertible Bonds - 14.6%

Air Transportation - 0.2%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	8,685
Auto Parts Distribution - 0.0%
RSC Equipment Rental, Inc. 10% 7/15/17 (c)	2,000	2,095
Automotive - 2.0%
Ford Motor Credit Co. LLC:
2.0794% 1/15/10 (d)	22,000	21,560
5.8794% 6/15/11 (d)	7,000	6,475
7.375% 10/28/09	10,000	9,975
7.875% 6/15/10	7,000	6,878
General Motors Acceptance Corp.:
2.8675% 12/1/14 (d)	14,000	10,290
6.875% 9/15/11	5,000	4,575
7.25% 3/2/11	2,000	1,930
7.75% 1/19/10	14,000	13,860
Tenneco, Inc. 8.625% 11/15/14	2,000	1,720
		77,263
Banks and Thrifts - 0.3%
CIT Group, Inc. 1.0088% 12/21/12 (d)	5,000	2,750
GMAC LLC:
6% 12/15/11 (c)	2,000	1,850
6.875% 9/15/11 (c)	5,000	4,625
7.75% 1/19/10 (c)	3,000	2,970
		12,195
Nonconvertible Bonds - 14.6%
	Principal Amount (000s)	Value (000s)
Cable TV - 0.7%
CSC Holdings, Inc. 7.625% 4/1/11	$ 8,000	$ 8,100
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	2,002
EchoStar Communications Corp. 6.375% 10/1/11	16,000	15,840
		25,942
Capital Goods - 0.0%
Esco Corp. 4.5044% 12/15/13 (c)(d)	2,000	1,820
Chemicals - 0.1%
NOVA Chemicals Corp. 4.5375% 11/15/13 (d)	4,000	3,560
Containers - 0.6%
Berry Plastics Corp. 5.2594% 2/15/15 (d)	11,000	9,845
Greif, Inc. 7.75% 8/1/19 (c)	2,000	1,980
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (c)	7,000	7,000
Silgan Holdings, Inc. 7.25% 8/15/16 (c)	4,000	3,940
		22,765
Electric Utilities - 1.6%
AES Corp. 9.375% 9/15/10	9,000	9,225
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,020
CMS Energy Corp.:
1.4594% 1/15/13 (d)	8,000	6,760
6.3% 2/1/12	3,000	2,970
8.75% 6/15/19	1,000	1,030
Energy Future Holdings 10.875% 11/1/17	12,000	10,320
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Mirant North America LLC 7.375% 12/31/13	5,997	5,922
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,685
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,070
RRI Energy, Inc. 6.75% 12/15/14	7,963	7,863
TECO Energy, Inc. 3.0275% 5/1/10 (d)	2,500	2,456
		61,491
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.8%
Chesapeake Energy Corp.:
6.375% 6/15/15	$ 3,500	$ 3,238
7% 8/15/14	1,500	1,451
7.625% 7/15/13	3,000	2,978
Pemex Project Funding Master Trust 1.9294% 6/15/10 (c)(d)	13,000	12,903
SandRidge Energy, Inc. 4.2219% 4/1/14 (d)	8,000	6,600
Tennessee Gas Pipeline Co. 8% 2/1/16	2,415	2,657
Western Refining, Inc. 10.75% 6/15/14 (c)(d)	2,000	1,810
		31,637
Environmental - 0.1%
Allied Waste North America, Inc. 5.75% 2/15/11	3,000	3,098
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,942
Gaming - 0.1%
Penn National Gaming, Inc. 6.875% 12/1/11	3,000	2,985
Healthcare - 1.0%
Elan Finance PLC/Elan Finance Corp. 4.8831% 11/15/11 (d)	12,000	11,400
HCA, Inc.:
7.875% 2/15/20 (c)	4,000	3,940
8.5% 4/15/19 (c)	4,000	4,080
Tenet Healthcare Corp. 8.875% 7/1/19 (c)	16,000	16,960
		36,380
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 4/30/09 (b)	2,000	1,480
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(c)	2,000	1,450
		2,930
Metals/Mining - 3.3%
Arch Coal, Inc. 8.75% 8/1/16 (c)	2,000	2,023
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (c)	6,645	6,711
FMG Finance Property Ltd. 4.6675% 9/1/11 (c)(d)	37,000	36,445
Freeport-McMoRan Copper & Gold, Inc. 4.995% 4/1/15 (d)	60,000	57,300
Teck Resources Ltd. 9.75% 5/15/14 (c)	20,810	23,099
		125,578
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.2%
Georgia-Pacific LLC 8.25% 5/1/16 (c)	$ 2,000	$ 2,070
Solo Cup Co. 10.5% 11/1/13 (c)	3,000	3,150
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (c)	1,885	1,762
		6,982
Shipping - 0.1%
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,000	3,280
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	6,000	6,090
Technology - 0.2%
Nortel Networks Corp. 9.0025% 7/15/11 (b)(d)	2,000	845
NXP BV 3.2594% 10/15/13 (d)	6,465	3,814
Seagate Technology International 10% 5/1/14 (c)	2,275	2,485
		7,144
Telecommunications - 2.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (c)	7,000	7,140
Centennial Communications Corp. 6.3469% 1/1/13 (d)	2,000	1,980
IPCS, Inc. 3.1525% 5/1/13 (d)	3,000	2,505
Level 3 Financing, Inc. 5.485% 2/15/15 (d)	3,000	2,220
Qwest Corp.:
3.8794% 6/15/13 (d)	4,000	3,760
7.875% 9/1/11	15,000	15,300
8.375% 5/1/16 (c)	3,000	3,083
8.875% 3/15/12	3,000	3,113
SBA Telecommunications, Inc. 8% 8/15/16 (c)	2,000	2,010
Sprint Capital Corp. 7.625% 1/30/11	11,000	11,083
Sprint Nextel Corp. 1.0013% 6/28/10 (d)	53,156	50,897
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	6,000	6,390
		109,481
TOTAL NONCONVERTIBLE BONDS (Cost $534,686)		554,343
Common Stocks - 0.0%
	Shares	Value (000s)
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	$ 267
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
TOTAL COMMON STOCKS (Cost $5,213)		1,240
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 0.37% (e) (Cost $509,428)	509,428,207	509,428
Cash Equivalents - 0.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $27,985)	$ 27,985	27,985
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,951,029)		3,931,071
NET OTHER ASSETS - (3.6)%		(137,210)
NET ASSETS - 100%		$ 3,793,861
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,811,000 or 4.4% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $9,526,000 and $9,895,000, respectively.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$27,985,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 13,572
Banc of America Securities LLC	4,996
Barclays Capital, Inc.	7,219
Deutsche Bank Securities, Inc.	2,198
$ 27,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,191
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 973	$ -	$ -	$ 973
Utilities	267	267	-	-
Cash Equivalents	27,985	-	27,985	-
Corporate Bonds	554,343	-	554,343	-
Floating Rate Loans	2,838,075	-	2,837,469	606
Money Market Funds	509,428	509,428	-	-
Total Investments in Securities:	$ 3,931,071	$ 509,695	$ 3,419,797	$ 1,579
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,899)
Cost of Purchases	4,865
Proceeds of Sales	(9)
Amortization/Accretion	-
Transfer in/out of Level 3	622
Ending Balance	$ 1,579
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (3,899)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,936,949,000. Net unrealized depreciation aggregated $5,878,000, of which $142,491,000 related to appreciated investment securities and $148,369,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

July 31, 2009

1.804976.105

FHI-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 74.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
BE Aerospace, Inc. Tranche B, term loan 5% 7/28/14 (d)	$ 3,960	$ 3,950
Hexcel Corp. Tranche B, term loan 6.5% 5/21/14 (d)	8,000	8,040
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.89% 9/30/13 (d)	16,612	16,031
Sequa Corp. term loan 3.8441% 12/3/14 (d)	2,000	1,650
TransDigm, Inc. term loan 2.4107% 6/23/13 (d)	14,340	13,910
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.54% 9/29/13 (d)	4,576	4,118
		47,699
Air Transportation - 0.1%
Northwest Airlines, Inc. term loan 2.29% 12/31/10 (d)	2,000	1,905
Automotive - 3.6%
Federal-Mogul Corp.:
Tranche B, term loan 2.2442% 12/27/14 (d)	22,447	16,947
Tranche C, term loan 2.2275% 12/27/15 (d)	11,452	8,646
Ford Motor Co. term loan 3.4957% 12/15/13 (d)	35,827	30,408
Navistar International Corp.:
term loan 3.535% 1/19/12 (d)	19,067	17,637
Credit-Linked Deposit 3.5629% 1/19/12 (d)	6,933	6,413
Oshkosh Co. Tranche B, term loan 6.6227% 12/6/13 (d)	3,723	3,681
Rexnord Corp. Tranche B, term loan 2.9572% 7/19/13 (d)	1,989	1,810
Tenneco, Inc. Credit-Linked Deposit 5.2756% 3/16/14 (d)	8,000	5,840
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (d)	39,500	35,945
TRW Automotive Holdings Corp. Tranche B1, term loan 6.3125% 2/9/14 (d)	3,451	3,287
Visteon Corp. term loan 4.426% 6/13/13 (b)(d)	10,000	4,850
		135,464
Banks and Thrifts - 0.0%
CIT Group, Inc. term loan 13% 1/20/12 (d)	460	478
Broadcasting - 2.7%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13 (d)	2,000	1,130
Tranche B, term loan 2.3415% 6/12/14 (d)	7,000	3,990
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Entravision Communication Corp. term loan 5.85% 3/29/13 (d)	$ 595	$ 498
FoxCo Acquisition LLC Tranche B, term loan 6.5107% 7/14/15 (d)	1,791	1,415
Nexstar Broadcasting, Inc. Tranche B, term loan 2.2938% 10/1/12 (d)	19,430	14,378
Paxson Communications Corp. term loan 4.3444% 1/15/12 (d)	4,000	680
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (d)	6,430	4,501
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (d)	67,005	54,107
VNU, Inc. term loan 2.3% 8/9/13 (d)	22,138	20,699
		101,398
Cable TV - 8.1%
Cequel Communications LLC Tranche 1LN, term loan 2.301% 11/5/13 (d)	9,959	9,461
Charter Communications Operating LLC:
term loan 9.25% 3/6/14 (d)	7,922	7,883
Tranche B 1LN, term loan 6.25% 3/6/14 (d)	105,859	97,390
CSC Holdings, Inc. Tranche B, term loan 2.0381% 3/31/13 (d)	85,145	82,488
DIRECTV Holdings LLC:
Tranche B, term loan 1.785% 4/13/13 (d)	37,265	36,519
Tranche C, term loan 5.25% 4/13/13 (d)	9,420	9,503
Discovery Communications, Inc.:
term loan 2.5975% 5/14/14 (d)	26,613	26,182
Tranche C, term loan 5.25% 5/14/14 (d)	11,970	12,150
Insight Midwest Holdings LLC Tranche B, term loan 2.31% 4/6/14 (d)	6,750	6,446
San Juan Cable, Inc. Tranche 1LN, term loan 2.06% 10/31/12 (d)	4,694	4,225
UPC Broadband Holding BV Tranche N1, term loan 2.0588% 12/31/14 (d)	18,008	16,838
		309,085
Capital Goods - 3.1%
Amsted Industries, Inc.:
term loan 2.5272% 4/5/13 (d)	4,677	4,373
Tranche DD, term loan 2.7806% 4/5/13 (d)	3,037	2,839
Ashtead Group PLC term loan 2.0625% 8/31/11 (d)	2,718	2,534
Baldor Electric Co. term loan 5.25% 1/31/14 (d)	5,891	5,818
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Bucyrus International, Inc. Tranche B, term loan 2.1214% 5/4/14 (d)	$ 12,123	$ 11,395
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (d)	2,806	2,693
Dresser, Inc. Tranche B 1LN, term loan 3.1044% 5/4/14 (d)	29,319	27,560
EnergySolutions, Inc.:
Credit-Linked Deposit 2.54% 6/7/13 (d)	317	299
term loan 2.54% 6/7/13 (d)	7,035	6,648
Flowserve Corp. term loan 2.0393% 8/10/12 (d)	33,092	32,182
Polypore, Inc. Tranche B, term loan 2.56% 7/3/14 (d)	3,920	3,685
Rexnord Corp. Tranche B A0, term loan 2.3125% 7/19/13 (d)	2,900	2,552
Sensus Metering Systems, Inc. Tranche B term loan 2.5937% 12/17/10 (d)	4,487	4,431
Terex Corp. term loan 4.3475% 7/14/13 (d)	10,225	9,918
		116,927
Chemicals - 4.5%
Ashland, Inc. Tranche B, term loan 6.65% 5/13/14 (d)	7,406	7,536
Celanese Holding LLC:
Revolving Credit-Linked Deposit 2.0588% 4/2/13 (d)	5,526	4,766
term loan 2.9419% 4/2/14 (d)	39,230	37,269
Georgia Gulf Corp. term loan 10% 10/3/13 (d)	14,411	13,403
Huntsman International LLC Tranche B, term loan 2.0375% 4/19/14 (d)	20,320	18,948
INEOS US Finance:
Tranche B, term loan 7.501% 12/16/13 (d)	3,546	2,730
Tranche C, term loan 8.001% 12/16/14 (d)	3,546	2,730
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (d)(g)	30,585	31,770
MacDermid, Inc. Tranche B, term loan 2.285% 4/12/14 (d)	2,064	1,651
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (d)	8,703	7,180
Nalco Co.:
term loan 6.5% 5/6/16 (d)	20,025	20,175
Tranche B, term loan 2.0625% 11/4/10 (d)	6,461	6,412
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (d)	8,970	9,037
Solutia, Inc. term loan 7.25% 2/28/14 (d)	7,913	7,755
		171,362
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.4%
Jarden Corp. Tranche B1, term loan 2.3475% 1/24/12 (d)	$ 3,643	$ 3,506
Jostens IH Corp. Tranche C, term loan 2.6369% 12/21/11 (d)	1,366	1,311
Revlon Consumer Products Corp. term loan 4.3931% 1/15/12 (d)	7,000	6,545
Spectrum Brands, Inc.:
Tranche B1, term loan 6.25% 3/30/13 (d)	1,902	1,741
4.4856% 3/30/13 (d)	98	89
Weight Watchers International, Inc. Tranche B, term loan 1.9744% 1/26/14 (d)	1,891	1,777
		14,969
Containers - 1.8%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (d)	12,536	12,411
Berry Plastics Holding Corp. Tranche C, term loan 2.2963% 4/3/15 (d)	4,990	4,241
BWAY Corp. Tranche B, term loan 2.576% 7/17/13 (d)	1,908	1,737
Crown Holdings, Inc.:
term loan B 2.0381% 11/15/12 (d)	15,035	14,734
Tranche B, term loan 2.0381% 11/15/12 (d)	9,501	9,311
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.8194% 6/14/13 (d)	28,122	27,560
		69,994
Diversified Financial Services - 0.8%
Ameritrade Holding Corp. Tranche B, term loan 1.79% 1/23/13 (d)	6,753	6,534
BRSP LLC term loan 7.5% 6/24/14 (d)	5,000	4,688
Clear Channel Capital I LLC Tranche B, term loan 3.9375% 1/29/16 (d)	15,000	8,850
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.29% 8/3/12 (d)	1,990	1,865
Nuveen Investments, Inc. term loan 3.4955% 11/13/14 (d)	4,266	3,445
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.5975% 12/15/11 (d)	195	184
Credit-Linked Deposit 2.5975% 12/15/13 (d)	623	588
Tranche 1LN, term loan 2.285% 12/15/13 (d)	1,777	1,675
Tranche 2LN, term loan 4.535% 12/15/14 (d)	2,825	2,380
		30,209
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.3%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (d)	$ 9,626	$ 9,530
LBI Media, Inc. term loan 1.785% 3/31/12 (d)	2,225	1,669
Thomson Media, Inc. Tranche B1, term loan 5.29% 11/8/11 (d)	963	606
		11,805
Electric Utilities - 7.3%
AES Corp. term loan 4.1963% 8/10/11 (d)	14,732	14,511
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (d)	2,190	1,856
term loan 3.5975% 3/30/14 (d)	23,044	19,530
Calpine Corp. Tranche D, term loan 3.475% 3/29/14 (d)	30,143	27,280
Covanta Energy Corp.:
term loan 1.8125% 2/9/14 (d)	5,892	5,627
Credit-Linked Deposit 1.68% 2/9/14 (d)	2,967	2,834
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 1.79% 4/2/13 (d)	32,094	30,970
Tranche B, term loan 1.79% 4/2/13 (d)	2,858	2,758
Energy Investors Funds term loan 2.0388% 4/11/14 (d)	2,649	2,464
MACH Gen LLC Credit-Linked Deposit 2.5975% 2/22/13 (d)	182	164
Mirant North America LLC term loan 2.035% 1/3/13 (d)	20,214	19,052
NRG Energy, Inc.:
term loan 2.0089% 2/1/13 (d)	45,005	42,642
Credit-Linked Deposit 1.9975% 2/1/13 (d)	28,314	26,828
NSG Holdings LLC:
Credit-Linked Deposit 2.1294% 6/15/14 (d)	247	230
Tranche B, term loan 2.1294% 6/15/14 (d)	1,479	1,376
Reliant Energy, Inc. Credit-Linked Deposit 2.0306% 6/30/14 (d)	11,150	10,425
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8018% 10/10/14 (d)	33,806	26,200
Tranche B2, term loan 3.8018% 10/10/14 (d)	14,681	11,267
Tranche B3, term loan 3.8018% 10/10/14 (d)	39,173	29,967
		275,981
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.8%
Alon Refining Krotz Springs, Inc.:
Tranche A, term loan 13.75% 7/3/14 (d)	$ 662	$ 530
Tranche B, term loan 12.75% 7/3/14 (d)	1,508	1,206
Alon USA, Inc. term loan 2.6487% 8/4/13 (d)	1,886	1,320
Citgo Petroleum Corp. Tranche B, term loan 1.6369% 11/15/12 (d)	11,524	10,718
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (d)	195	177
Tranche D, term loan 8.75% 12/28/13 (d)	1,559	1,419
Compagnie Generale de Geophysique SA term loan 4.2691% 1/12/14 (d)	1,693	1,643
MEG Energy Corp.:
term loan 2.6% 4/3/13 (d)	1,436	1,307
Tranche DD, term loan 2.6% 4/3/13 (d)	1,464	1,332
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 3.125% 11/1/13 (d)	564	499
Tranche B 1LN, term loan 3.125% 11/1/13 (d)	4,375	3,872
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 2.5975% 10/31/12 (d)	2,505	2,467
term loan 2.2869% 10/31/12 (d)	4,308	4,243
Western Refining, Inc. term loan 8.25% 5/30/14 (d)	1,498	1,445
		32,178
Entertainment/Film - 0.2%
MGM Holdings II, Inc.:
Tranche B, term loan 3.535% 4/8/12 (d)	3,077	1,785
Tranche B1, term loan 3.535% 4/8/12 (d)	3,975	2,305
Zuffa LLC term loan 2.375% 6/19/15 (d)	2,910	2,605
		6,695
Environmental - 0.1%
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	3,000	2,963
Synagro Technologies, Inc. Tranche 1LN, term loan 2.3% 3/30/14 (d)	461	362
		3,325
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - 1.0%
GNC Corp. term loan 2.7309% 9/16/13 (d)	$ 2,853	$ 2,625
Rite Aid Corp.:
Tranche ABL, term loan 2.0468% 6/4/14 (d)	11,401	9,634
Tranche B4, term loan 9.5% 6/15/15 (d)	10,000	10,000
SUPERVALU, Inc. Tranche B, term loan 1.535% 6/2/12 (d)	14,325	13,752
		36,011
Food/Beverage/Tobacco - 2.4%
Constellation Brands, Inc. Tranche B, term loan 1.8125% 6/5/13 (d)	35,313	34,607
Dean Foods Co. Tranche B, term loan 1.9733% 4/2/14 (d)	24,552	23,570
Del Monte Corp. Tranche B, term loan 2.2591% 2/8/12 (d)	9,095	8,982
Herbalife International, Inc. term loan 1.8238% 7/21/13 (d)	1,683	1,570
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (d)	2,275	2,292
Reddy Ice Group, Inc. term loan 2.0388% 8/12/12 (d)	2,000	1,240
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (d)	17,272	17,553
		89,814
Gaming - 2.3%
Ameristar Casinos, Inc. term loan 3.76% 11/10/12 (d)	4,849	4,776
Choctaw Resort Development Enterprise term loan 6% 11/4/11 (d)	1,380	1,304
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.5038% 1/28/15 (d)	6,389	5,080
Tranche B3, term loan 3.5056% 1/28/15 (d)	6,370	5,064
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (d)	840	647
Tranche B, term loan 2.09% 5/23/14 (d)	4,160	3,203
MGM Mirage, Inc. term loan 10/3/11 (d)	11,000	9,130
Penn National Gaming, Inc. Tranche B, term loan 2.0841% 10/3/12 (d)	21,865	21,318
Town Sports International LLC term loan 2.125% 2/27/14 (d)	2,910	2,357
Venetian Macau Ltd.:
Tranche B, term loan 2.85% 5/26/13 (d)	5,936	5,521
Tranche DD, term loan 2.85% 5/26/12 (d)	6,970	6,482
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau US Finance, Inc. Tranche B, term loan 2.85% 5/25/13 (d)	$ 13,688	$ 12,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.165% 8/15/13 (d)	9,180	8,354
		85,966
Healthcare - 12.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.3018% 2/7/12 (d)	6,196	5,902
Bausch & Lomb, Inc. term loan:
3.6913% 4/26/15 (d)	2,404	2,278
3.8475% 4/26/15 (d)	9,476	8,978
Biomet, Inc. term loan 3.5776% 3/25/15 (d)	6,987	6,620
Boston Scientific Corp. term loan 2.3544% 4/21/11 (d)	16,810	16,222
Community Health Systems, Inc.:
term loan 2.896% 7/25/14 (d)	101,892	95,779
Tranche DD, term loan 2.535% 7/25/14 (d)	5,199	4,887
DaVita, Inc. Tranche B1, term loan 1.8777% 10/5/12 (d)	38,257	36,631
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (d)	8,325	8,387
Tranche B 2LN, term loan 6.75% 9/10/14 (d)	4,578	4,612
Tranche B, term loan 1.9717% 3/31/13 (d)	32,720	31,739
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (d)	137,256	128,674
Health Management Associates, Inc. Tranche B, term loan 2.3475% 2/28/14 (d)	1,998	1,873
HealthSouth Corp. term loan 2.54% 3/10/13 (d)	12,458	12,022
Hologic, Inc. Tranche B, term loan 3.5625% 3/31/13 (d)	690	659
IASIS Healthcare Corp.:
term loan 2.285% 3/15/14 (d)	4,470	4,180
Credit-Linked Deposit 2.2794% 3/15/14 (d)	417	390
Tranche DD, term loan 2.285% 3/15/14 (d)	1,549	1,449
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.42% 6/26/14 (d)	14,080	13,587
Tranche 2LN, term loan 4.535% 6/26/15 (d)	2,500	2,400
LifePoint Hospitals, Inc. Tranche B, term loan 2.295% 4/15/12 (d)	20,220	19,513
Mylan, Inc. Tranche B, term loan 3.8146% 10/2/14 (d)	11,814	11,489
National Renal Institutes, Inc. Tranche B, term loan 5.625% 3/31/13 (d)	3,240	2,333
Psychiatric Solutions, Inc. term loan 2.0462% 7/1/12 (d)	12,143	11,718
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
PTS Acquisition Corp. term loan 2.535% 4/10/14 (d)	$ 3,818	$ 3,312
Renal Advantage, Inc. Tranche B, term loan 3.0857% 9/30/12 (d)	4,061	3,737
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.3676% 6/15/12 (d)	3,840	3,533
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.5975% 4/19/13 (d)	1,313	1,208
Tranche B, term loan 2.6773% 4/19/14 (d)	6,253	5,753
Team Health, Inc. term loan 2.6871% 11/22/12 (d)	2,137	1,987
Vanguard Health Holding Co. I, LLC term loan 2.535% 9/23/11 (d)	8,617	8,305
VCA Antech, Inc. term loan 1.8125% 5/16/11 (d)	5,865	5,396
Vicar Operating, Inc. term loan 1.8125% 5/16/11 (d)	13,782	12,679
VWR Funding, Inc. term loan 2.785% 6/29/14 (d)	9,000	8,258
		486,490
Homebuilding/Real Estate - 0.3%
CB Richard Ellis Group, Inc. Tranche B, term loan 6.0007% 12/20/13 (d)	2,886	2,778
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (b)(d)	1,028	601
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (b)(d)	2,862	258
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (d)	2,751	2,104
Tranche B, term loan 3.3088% 10/10/13 (d)	9,214	7,049
		12,790
Leisure - 0.9%
Six Flags, Inc. Tranche B, term loan 2.6557% 4/30/15 (d)	12,940	12,422
Universal City Development Partners Ltd. term loan 6% 6/9/11 (d)	20,686	20,376
		32,798
Metals/Mining - 0.4%
Compass Minerals Tranche B, term loan 1.9047% 12/22/12 (d)	8,872	8,694
Novelis Corp. term loan 2.3885% 7/6/14 (d)	4,868	4,357
Oxbow Carbon LLC:
Tranche B, term loan 2.4117% 5/8/14 (d)	1,589	1,462
Tranche DD, term loan 2.285% 5/8/14 (d)	152	139
		14,652
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Paper - 2.7%
Domtar Corp. Tranche B, term loan 1.6713% 3/7/14 (d)	$ 1,891	$ 1,806
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5934% 12/20/12 (d)	51,929	49,852
Tranche B, term loan 2.3294% 12/20/12 (d)	14,740	14,150
Graphic Packaging International, Inc. Tranche B, term loan 2.5228% 5/16/14 (d)	8,000	7,580
Smurfit-Stone Container Enterprises, Inc. term loan 2.9518% 11/11/11 (d)	29,127	27,598
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (d)	1,923	385
		101,371
Publishing/Printing - 1.8%
Cengage Learning, Inc. Tranche B, term loan 2.79% 7/5/14 (d)	18,922	16,367
Cenveo Corp.:
Tranche C, term loan 5.1088% 6/21/13 (d)	2,435	2,350
Tranche DD, term loan 5.1088% 6/21/13 (d)	103	100
Dex Media East LLC Tranche B, term loan 2.6485% 10/24/14 (d)	10,356	7,767
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 7.42% 6/12/14 (d)	17,027	12,771
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(d)	10,225	4,652
Quebecor World, Inc. term loan 8.25% 7/12/12 (d)	6,740	6,538
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (d)	13,190	10,024
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (d)	5,120	3,891
The Reader's Digest Association, Inc. term loan 2.6438% 3/2/14 (d)	2,000	920
Yell Group PLC Tranche B1, term loan 3.285% 2/10/13 (d)	3,200	1,872
		67,252
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.3007% 4/28/13 (d)	15,498	14,258
Tranche C, term loan 2.0009% 4/28/13 (d)	2,940	2,617
		16,875
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.25% 7/25/12 (d)	$ 3,000	$ 2,985
Burger King Corp. Tranche B1, term loan 2.125% 6/30/12 (d)	6,305	6,257
Del Taco term loan 10.25% 3/29/13 (d)	2,630	2,183
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8692% 6/14/13 (d)	100	77
term loan 2.625% 6/14/14 (d)	1,580	1,212
		12,714
Services - 1.7%
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (d)	2,392	2,284
term loan 2.4725% 1/26/14 (d)	36,243	34,612
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.6019% 2/7/14 (d)	2,699	2,483
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 2.375% 6/1/13 (d)	1,990	1,880
Hertz Corp.:
Credit-Linked Deposit 2.3588% 12/21/12 (d)	308	293
Tranche B, term loan 2.0466% 12/21/12 (d)	1,683	1,599
Iron Mountain, Inc. term loan 2.1875% 4/16/14 (d)	9,800	9,457
ServiceMaster Co.:
term loan 2.8741% 7/24/14 (d)	13,643	11,597
Tranche DD, term loan 2.79% 7/24/14 (d)	1,160	986
		65,191
Specialty Retailing - 0.6%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (d)	17,161	14,200
Rite Aid Funding II Tranche 2LN, term loan 15% 9/14/10 (d)	4,000	4,080
Sally Holdings LLC Tranche B, term loan 2.93% 11/16/13 (d)	1,979	1,890
Toys 'R' Us, Inc. term loan 4.5363% 7/19/12 (d)	3,975	3,826
		23,996
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Steels - 0.0%
Edgen Murray Corp. term loan 3.4834% 5/11/14 (d)	$ 2,000	$ 1,340
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 3.1365% 7/6/14 (d)	12,000	11,520
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (d)	4,865	3,649
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (d)	3,398	2,956
PETCO Animal Supplies, Inc. term loan 2.7169% 10/26/13 (d)	7,707	7,476
		25,601
Technology - 3.6%
Affiliated Computer Services, Inc.:
term loan 2.285% 3/20/13 (d)	13,858	13,615
Tranche B2, term loan 2.2906% 3/20/13 (d)	21,669	21,290
First Data Corp.:
Tranche B1, term loan 3.035% 9/24/14 (d)	16,099	13,644
Tranche B2, term loan 3.035% 9/24/14 (d)	10,000	8,475
Tranche B3, term loan 3.035% 9/24/14 (d)	2,827	2,396
Flextronics International Ltd. Tranche B-B, term loan 2.8469% 10/1/12 (d)	4,912	4,470
Freescale Semiconductor, Inc. term loan:
2.0588% 12/1/13 (d)	20,130	14,846
12.5% 12/15/14	2,663	2,350
Global Tel*Link Corp.:
term loan 9% 2/14/13 (d)	1,178	1,048
Credit-Linked Deposit 9% 2/14/13 (d)	380	339
Itron, Inc. term loan 3.79% 4/18/14 (d)	6,310	6,294
Kronos, Inc.:
Tranche 1LN, term loan 2.5975% 6/11/14 (d)	886	819
Tranche 2LN, term loan 6.3475% 6/11/15 (d)	2,000	1,560
Metavante Technologies, Inc. Tranche B, term loan 2.7775% 11/1/14 (d)	1,995	1,955
ON Semiconductor Corp. term loan 2.035% 9/6/13 (d)	2,637	2,479
Open Text Corp. term loan 2.535% 10/2/13 (d)	5,723	5,466
SunGard Data Systems, Inc.:
term loan 2.4536% 2/28/14 (d)	29,576	27,875
Tranche C, term loan 6.75% 2/28/14 (d)	4,977	4,928
Verifone, Inc. Tranche B, term loan 3.04% 10/31/13 (d)	4,095	3,890
		137,739
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 7.3%
Asurion Corp. Tranche 1LN, term loan 3.5813% 7/3/14 (d)	$ 6,000	$ 5,775
Centennial Cellular Operating Co. LLC term loan 2.603% 2/9/11 (d)	34,773	34,599
Cincinnati Bell, Inc. Tranche B, term loan 1.8005% 8/31/12 (d)	7,935	7,498
Crown Castle International Corp. Tranche B, term loan 1.785% 3/6/14 (d)	7,285	6,866
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (d)	10,000	9,550
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (d)	3,000	2,280
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (d)	1,200	738
Intelsat Jackson Holdings Ltd. term loan 3.3044% 2/1/14 (d)	20,000	17,300
Intelsat Ltd. Tranche B, term loan 2.8044% 7/3/13 (d)	30,846	29,612
Level 3 Financing, Inc. term loan:
2.6979% 3/13/14 (d)	14,000	11,970
11.5% 3/13/14 (d)	3,000	3,090
MetroPCS Wireless, Inc. Tranche B, term loan 2.683% 11/3/13 (d)	9,827	9,422
NTELOS, Inc. Tranche B1 1LN, term loan 2.54% 8/24/11 (d)	5,671	5,614
PanAmSat Corp.:
Tranche B2 A, term loan 2.8044% 1/3/14 (d)	13,069	12,448
Tranche B2 B, term loan 2.8044% 1/3/14 (d)	13,065	12,445
Tranche B2 C, term loan 2.8044% 1/3/14 (d)	13,065	12,445
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	54,100	54,235
Telesat Holding, Inc. term loan:
3.29% 10/31/14 (d)	315	304
3.29% 10/31/14 (d)	3,665	3,537
Time Warner Telecom, Inc. Tranche B, term loan 2.29% 1/7/13 (d)	4,895	4,767
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9912% 5/26/13 (d)	6,000	5,760
Tranche C 1LN, term loan 4.9912% 5/26/14 (d)	6,000	5,760
Windstream Corp. Tranche B1, term loan 1.9753% 7/17/13 (d)	21,179	20,544
		276,559
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.5%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.2408% 9/5/13 (d)	$ 13,538	$ 13,639
Levi Strauss & Co. term loan 2.5388% 4/4/14 (d)	3,000	2,535
William Carter Co. term loan 1.8109% 6/29/12 (d)	3,792	3,678
		19,852
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (d)	2,000	1,590
TOTAL FLOATING RATE LOANS (Cost $2,873,717)		2,838,075
Nonconvertible Bonds - 14.6%

Air Transportation - 0.2%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	8,685
Auto Parts Distribution - 0.0%
RSC Equipment Rental, Inc. 10% 7/15/17 (c)	2,000	2,095
Automotive - 2.0%
Ford Motor Credit Co. LLC:
2.0794% 1/15/10 (d)	22,000	21,560
5.8794% 6/15/11 (d)	7,000	6,475
7.375% 10/28/09	10,000	9,975
7.875% 6/15/10	7,000	6,878
General Motors Acceptance Corp.:
2.8675% 12/1/14 (d)	14,000	10,290
6.875% 9/15/11	5,000	4,575
7.25% 3/2/11	2,000	1,930
7.75% 1/19/10	14,000	13,860
Tenneco, Inc. 8.625% 11/15/14	2,000	1,720
		77,263
Banks and Thrifts - 0.3%
CIT Group, Inc. 1.0088% 12/21/12 (d)	5,000	2,750
GMAC LLC:
6% 12/15/11 (c)	2,000	1,850
6.875% 9/15/11 (c)	5,000	4,625
7.75% 1/19/10 (c)	3,000	2,970
		12,195
Nonconvertible Bonds - 14.6%
	Principal Amount (000s)	Value (000s)
Cable TV - 0.7%
CSC Holdings, Inc. 7.625% 4/1/11	$ 8,000	$ 8,100
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	2,002
EchoStar Communications Corp. 6.375% 10/1/11	16,000	15,840
		25,942
Capital Goods - 0.0%
Esco Corp. 4.5044% 12/15/13 (c)(d)	2,000	1,820
Chemicals - 0.1%
NOVA Chemicals Corp. 4.5375% 11/15/13 (d)	4,000	3,560
Containers - 0.6%
Berry Plastics Corp. 5.2594% 2/15/15 (d)	11,000	9,845
Greif, Inc. 7.75% 8/1/19 (c)	2,000	1,980
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (c)	7,000	7,000
Silgan Holdings, Inc. 7.25% 8/15/16 (c)	4,000	3,940
		22,765
Electric Utilities - 1.6%
AES Corp. 9.375% 9/15/10	9,000	9,225
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	4,000	4,020
CMS Energy Corp.:
1.4594% 1/15/13 (d)	8,000	6,760
6.3% 2/1/12	3,000	2,970
8.75% 6/15/19	1,000	1,030
Energy Future Holdings 10.875% 11/1/17	12,000	10,320
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	170
Mirant North America LLC 7.375% 12/31/13	5,997	5,922
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,685
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,070
RRI Energy, Inc. 6.75% 12/15/14	7,963	7,863
TECO Energy, Inc. 3.0275% 5/1/10 (d)	2,500	2,456
		61,491
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.8%
Chesapeake Energy Corp.:
6.375% 6/15/15	$ 3,500	$ 3,238
7% 8/15/14	1,500	1,451
7.625% 7/15/13	3,000	2,978
Pemex Project Funding Master Trust 1.9294% 6/15/10 (c)(d)	13,000	12,903
SandRidge Energy, Inc. 4.2219% 4/1/14 (d)	8,000	6,600
Tennessee Gas Pipeline Co. 8% 2/1/16	2,415	2,657
Western Refining, Inc. 10.75% 6/15/14 (c)(d)	2,000	1,810
		31,637
Environmental - 0.1%
Allied Waste North America, Inc. 5.75% 2/15/11	3,000	3,098
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	2,942
Gaming - 0.1%
Penn National Gaming, Inc. 6.875% 12/1/11	3,000	2,985
Healthcare - 1.0%
Elan Finance PLC/Elan Finance Corp. 4.8831% 11/15/11 (d)	12,000	11,400
HCA, Inc.:
7.875% 2/15/20 (c)	4,000	3,940
8.5% 4/15/19 (c)	4,000	4,080
Tenet Healthcare Corp. 8.875% 7/1/19 (c)	16,000	16,960
		36,380
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 4/30/09 (b)	2,000	1,480
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(c)	2,000	1,450
		2,930
Metals/Mining - 3.3%
Arch Coal, Inc. 8.75% 8/1/16 (c)	2,000	2,023
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (c)	6,645	6,711
FMG Finance Property Ltd. 4.6675% 9/1/11 (c)(d)	37,000	36,445
Freeport-McMoRan Copper & Gold, Inc. 4.995% 4/1/15 (d)	60,000	57,300
Teck Resources Ltd. 9.75% 5/15/14 (c)	20,810	23,099
		125,578
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.2%
Georgia-Pacific LLC 8.25% 5/1/16 (c)	$ 2,000	$ 2,070
Solo Cup Co. 10.5% 11/1/13 (c)	3,000	3,150
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (c)	1,885	1,762
		6,982
Shipping - 0.1%
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,000	3,280
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	6,000	6,090
Technology - 0.2%
Nortel Networks Corp. 9.0025% 7/15/11 (b)(d)	2,000	845
NXP BV 3.2594% 10/15/13 (d)	6,465	3,814
Seagate Technology International 10% 5/1/14 (c)	2,275	2,485
		7,144
Telecommunications - 2.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (c)	7,000	7,140
Centennial Communications Corp. 6.3469% 1/1/13 (d)	2,000	1,980
IPCS, Inc. 3.1525% 5/1/13 (d)	3,000	2,505
Level 3 Financing, Inc. 5.485% 2/15/15 (d)	3,000	2,220
Qwest Corp.:
3.8794% 6/15/13 (d)	4,000	3,760
7.875% 9/1/11	15,000	15,300
8.375% 5/1/16 (c)	3,000	3,083
8.875% 3/15/12	3,000	3,113
SBA Telecommunications, Inc. 8% 8/15/16 (c)	2,000	2,010
Sprint Capital Corp. 7.625% 1/30/11	11,000	11,083
Sprint Nextel Corp. 1.0013% 6/28/10 (d)	53,156	50,897
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	6,000	6,390
		109,481
TOTAL NONCONVERTIBLE BONDS (Cost $534,686)		554,343
Common Stocks - 0.0%
	Shares	Value (000s)
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	$ 267
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
TOTAL COMMON STOCKS (Cost $5,213)		1,240
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 0.37% (e) (Cost $509,428)	509,428,207	509,428
Cash Equivalents - 0.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $27,985)	$ 27,985	27,985
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,951,029)		3,931,071
NET OTHER ASSETS - (3.6)%		(137,210)
NET ASSETS - 100%		$ 3,793,861
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,811,000 or 4.4% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $9,526,000 and $9,895,000, respectively.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$27,985,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 13,572
Banc of America Securities LLC	4,996
Barclays Capital, Inc.	7,219
Deutsche Bank Securities, Inc.	2,198
$ 27,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,191
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 973	$ -	$ -	$ 973
Utilities	267	267	-	-
Cash Equivalents	27,985	-	27,985	-
Corporate Bonds	554,343	-	554,343	-
Floating Rate Loans	2,838,075	-	2,837,469	606
Money Market Funds	509,428	509,428	-	-
Total Investments in Securities:	$ 3,931,071	$ 509,695	$ 3,419,797	$ 1,579
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,899)
Cost of Purchases	4,865
Proceeds of Sales	(9)
Amortization/Accretion	-
Transfer in/out of Level 3	622
Ending Balance	$ 1,579
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (3,899)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,936,949,000. Net unrealized depreciation aggregated $5,878,000, of which $142,491,000 related to appreciated investment securities and $148,369,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804847.105

HY-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 52.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Air Transportation - 0.0%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 1,976
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	10,000	7,863
TOTAL CONVERTIBLE BONDS		9,839
Nonconvertible Bonds - 52.6%
Aerospace - 0.8%
Orbimage Holdings, Inc. 12.5% 7/1/12 (i)	3,710	3,821
Sequa Corp.:
11.75% 12/1/15 (h)	18,960	11,329
13.5% 12/1/15 pay-in-kind (h)	13,081	6,765
		21,915
Air Transportation - 0.6%
American Airlines, Inc. pass-thru trust certificates:
7.377% 5/23/19	9,481	4,930
10.18% 1/2/13	4,098	2,254
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	873
3.7813% 6/2/13 (i)	7,330	4,765
7.339% 4/19/14	2,480	1,810
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	106
10% 8/15/08 (a)	29,000	290
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	794	715
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
		15,840
Auto Parts Distribution - 0.9%
Exide Technologies 10.5% 3/15/13	30,000	25,200
Automotive - 1.3%
Accuride Corp. 8.5% 2/1/15	7,885	1,400
Ford Motor Credit Co. LLC 7.25% 10/25/11	1,335	1,254
GMAC LLC 6% 12/15/11	1,075	968
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	4,295	4,316
8.625% 12/1/11	7,260	7,314
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
The Goodyear Tire & Rubber Co.: - continued
10.5% 5/15/16	$ 5,630	$ 5,912
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,750	1,558
7.25% 3/15/17 (h)	13,770	11,705
		34,427
Banks and Thrifts - 2.1%
GMAC LLC:
6% 12/15/11 (h)	8,445	7,812
6.625% 5/15/12 (h)	5,765	5,246
6.875% 8/28/12 (h)	10,000	9,050
7.5% 12/31/13 (h)	28,630	24,479
8% 12/31/18 (h)	10,210	7,811
8% 11/1/31 (h)	4,273	3,312
Washington Mutual Bank 5.5% 1/15/13 (c)	10,000	1
		57,711
Broadcasting - 0.1%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	1,727
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (e)(h)	720	450
		2,177
Building Materials - 1.0%
Masco Corp. 4.8% 6/15/15	2,530	2,142
Owens Corning:
6.5% 12/1/16	10,615	9,945
7% 12/1/36	20,295	15,739
		27,826
Cable TV - 1.0%
CSC Holdings, Inc. 6.75% 4/15/12	22,870	22,756
Time Warner Cable, Inc. 8.25% 4/1/19	5,000	6,073
		28,829
Capital Goods - 0.6%
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	5,241
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	10,468
		15,709
Chemicals - 1.4%
Chemtura Corp. 6.875% 6/1/16 (c)	15,000	12,225
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Georgia Gulf Corp. 9.5% 10/15/14 (c)	$ 39,380	$ 25,203
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	7,610	1,256
		38,684
Consumer Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	6,000	5,640
Containers - 0.5%
Berry Plastics Corp. 5.2594% 2/15/15 (i)	7,560	6,766
Solo Cup Co. 8.5% 2/15/14	8,000	6,980
		13,746
Diversified Financial Services - 0.5%
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	7,420
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	7,000	6,755
Sprint Capital Corp. 8.75% 3/15/32	965	831
		15,006
Diversified Media - 1.7%
Liberty Media Corp.:
5.7% 5/15/13	20,000	17,950
8.25% 2/1/30	660	475
8.5% 7/15/29	745	536
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	25,235	18,295
11.5% 5/1/16	5,000	5,225
11.625% 2/1/14	3,185	3,344
		45,825
Electric Utilities - 4.0%
AES Corp.:
8% 6/1/20	9,475	9,049
9.75% 4/15/16 (h)	3,630	3,793
Calpine Corp.:
8.5% 7/15/10 (c)(h)	16,320	0 *
8.75% 7/15/13 (c)(h)	5,865	0 *
Edison Mission Energy 7.625% 5/15/27	18,110	11,862
Energy Future Holdings 10.875% 11/1/17	50,145	43,125
Intergen NV 9% 6/30/17 (h)	32,660	32,170
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 2,080	$ 1,747
9.125% 5/1/31	9,625	7,532
		109,278
Energy - 5.4%
Ashland, Inc. 9.125% 6/1/17 (h)	2,940	3,087
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,766
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	14,330	13,363
Mariner Energy, Inc.:
7.5% 4/15/13	10,840	10,298
8% 5/15/17	16,536	14,304
11.75% 6/30/16	5,845	6,079
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	17,466
8.25% 12/15/14	11,005	7,318
Petroleum Development Corp. 12% 2/15/18	7,940	7,067
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	12,700
Quicksilver Resources, Inc.:
7.125% 4/1/16	10,000	8,400
11.75% 1/1/16	5,900	6,431
SandRidge Energy, Inc.:
8% 6/1/18 (h)	11,810	10,629
8.625% 4/1/15 pay-in-kind (i)	2,450	2,291
Stone Energy Corp. 6.75% 12/15/14	4,320	2,700
Tesoro Corp. 9.75% 6/1/19	4,905	4,930
Venoco, Inc. 8.75% 12/15/11	3,670	3,597
Western Refining, Inc. 11.25% 6/15/17 (h)	10,000	8,725
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,650
		147,801
Entertainment/Film - 0.2%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	111
Marquee Holdings, Inc. 9.5% 8/15/14 (e)	6,990	5,732
		5,843
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (h)	1,725	1,777
Food and Drug Retail - 1.6%
Albertsons, Inc. 8% 5/1/31	9,100	7,917
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	742
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.:
7.5% 3/1/17	$ 15,945	$ 13,553
8.625% 3/1/15	11,160	8,426
9.375% 12/15/15	1,345	1,015
9.5% 6/15/17	17,625	13,263
		44,916
Food/Beverage/Tobacco - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	2,180	2,071
7.75% 7/1/17	10,545	7,935
		10,006
Gaming - 3.7%
Downstream Development Authority 12% 10/15/15 (h)	8,750	4,725
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	11,260	8,164
MGM Mirage, Inc.:
5.875% 2/27/14	8,855	6,243
6.625% 7/15/15	26,410	18,619
6.75% 4/1/13	5,715	4,186
6.875% 4/1/16	1,155	803
7.5% 6/1/16	33,920	23,405
7.625% 1/15/17	11,885	8,320
11.125% 11/15/17 (h)	4,595	4,997
13% 11/15/13 (h)	4,000	4,470
Station Casinos, Inc.:
6% 4/1/12 (c)	5,550	1,721
7.75% 8/15/16 (c)	6,150	1,876
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	14,353
		101,882
Healthcare - 3.6%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)	10,000	10,175
HCA, Inc.:
6.375% 1/15/15	4,730	4,213
9.875% 2/15/17 (h)	1,475	1,545
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	17,011
Select Medical Corp. 7.625% 2/1/15	5,000	4,325
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
6.875% 11/15/31	$ 16,215	$ 10,540
7.375% 2/1/13	10,705	10,384
8.875% 7/1/19 (h)	12,000	12,720
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)	30,000	26,241
		97,154
Homebuilding/Real Estate - 0.3%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	4,414
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)	5,000	5,175
		9,589
Insurance - 1.0%
Provident Companies, Inc.:
7% 7/15/18	11,260	9,630
7.25% 3/15/28	17,830	12,142
UnumProvident Corp.:
6.75% 12/15/28	4,814	3,174
7.19% 2/1/28	1,145	721
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,139
		26,806
Leisure - 0.6%
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	3,695	3,750
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)	17,828	13,995
		17,745
Metals/Mining - 2.0%
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	11,055	11,331
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	17,350	18,391
Novelis, Inc. 7.25% 2/15/15 (e)	15,000	12,150
Teck Resources Ltd. 10.75% 5/15/19 (h)	10,985	12,770
		54,642
Paper - 0.3%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (c)(h)	5,005	4,617
Solo Cup Co. 10.5% 11/1/13 (h)	2,285	2,399
		7,016
Publishing/Printing - 1.1%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,221
Cenveo Corp. 7.875% 12/1/13	21,570	15,423
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Deluxe Corp.:
5% 12/15/12	$ 8,680	$ 7,465
5.125% 10/1/14	5,170	4,136
The Reader's Digest Association, Inc. 9% 2/15/17	13,940	836
		30,081
Services - 0.7%
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,345
Hertz Corp. 8.875% 1/1/14	2,780	2,676
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (c)	6,460	3,941
Rental Service Corp. 9.5% 12/1/14	5,095	4,382
		18,344
Shipping - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,065	1,755
Specialty Retailing - 0.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	780
General Nutrition Centers, Inc. 6.4038% 3/15/14 pay-in-kind (i)	14,050	12,399
Intcomex, Inc. 11.75% 1/15/11	6,260	2,504
Sally Holdings LLC 10.5% 11/15/16	7,590	7,818
		23,501
Steels - 0.2%
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	4,681
Super Retail - 0.2%
NBC Acquisition Corp. 11% 3/15/13	11,890	5,707
Technology - 3.9%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	7,124
Amkor Technology, Inc.:
7.75% 5/15/13	3,005	2,930
9.25% 6/1/16	9,065	9,246
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	13,364
Ceridian Corp. 11.25% 11/15/15	7,320	6,222
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,965	1,957
10.125% 12/15/16	8,920	4,638
Nortel Networks Corp.:
10.125% 7/15/13 (c)	7,545	3,263
10.75% 7/15/16 (c)	5,660	2,476
NXP BV:
7.875% 10/15/14	2,971	1,991
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
NXP BV: - continued
10% 7/15/13 (h)	$ 9,174	$ 7,798
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	9,294
Spansion LLC 11.25% 1/15/16 (c)(h)	15,415	10,251
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,389
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,666
Viasystems, Inc. 10.5% 1/15/11	13,440	12,247
		106,856
Telecommunications - 9.3%
Citizens Communications Co. 7.875% 1/15/27	6,970	5,925
Cricket Communications, Inc.:
9.375% 11/1/14	3,785	3,842
10% 7/15/15	8,790	9,032
Digicel Group Ltd. 8.875% 1/15/15 (h)	20,570	17,999
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	30,467
Level 3 Financing, Inc.:
9.25% 11/1/14	8,940	7,800
12.25% 3/15/13	12,886	12,918
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	21,466
9.25% 11/1/14 (h)	7,565	7,811
Nextel Communications, Inc.:
5.95% 3/15/14	2,225	1,925
6.875% 10/31/13	5,000	4,563
7.375% 8/1/15	21,405	19,211
Qwest Corp. 7.5% 10/1/14	4,250	4,250
Sprint Capital Corp.:
6.875% 11/15/28	33,655	25,410
6.9% 5/1/19	27,155	24,134
Sprint Nextel Corp. 6% 12/1/16	44,055	38,493
Wind Acquisition Finance SA 11.75% 7/15/17 (h)	10,000	10,650
Windstream Corp. 8.625% 8/1/16	7,030	7,135
		253,031
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.5925% 12/15/14 (i)	9,940	8,350
TOTAL NONCONVERTIBLE BONDS		1,435,296
TOTAL CORPORATE BONDS (Cost $1,524,112)		1,445,135
Common Stocks - 13.7%
	Shares	Value (000s)
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	1,285,595	$ 8,909
Automotive - 0.7%
Exide Technologies (a)	2,000,000	9,740
Penske Automotive Group, Inc.	500,000	10,340
		20,080
Banks and Thrifts - 3.7%
Bank of America Corp.	5,160,734	76,318
Huntington Bancshares, Inc.	2,047,544	8,374
KeyCorp	2,606,990	15,068
Washington Mutual, Inc.	505,500	48
		99,808
Broadcasting - 0.0%
Gray Television, Inc.	134,070	66
Building Materials - 1.3%
Owens Corning (a)	1,876,622	34,492
Consumer Products - 1.0%
Revlon, Inc. (a)(f)(g)	4,464,520	27,055
Containers - 0.0%
Anchor Glass Container Corp. (a)	172,857	1,210
Pliant Corp. (a)	2,041	0*
		1,210
Electric Utilities - 1.4%
AES Corp.	2,702,509	34,565
Mirant Corp. (a)	135,643	2,450
		37,015
Energy - 0.6%
El Paso Corp.	1,500,900	15,099
OPTI Canada, Inc. (a)(f)	1,500,000	2,186
Teekay Tankers Ltd.	28,500	276
		17,561
Food/Beverage/Tobacco - 0.9%
American Italian Pasta Co. Class A (a)(f)	750,000	23,595
Gaming - 0.3%
Las Vegas Sands Corp. (a)(f)	828,100	7,743
Virgin Media, Inc. warrants 1/10/11 (a)	3	0*
		7,743
Common Stocks - continued
	Shares	Value (000s)
Healthcare - 0.8%
Kinetic Concepts, Inc. (a)	100,000	$ 3,162
Tenet Healthcare Corp. (a)	4,824,734	19,058
		22,220
Publishing/Printing - 0.2%
Cenveo, Inc. (a)	1,235,258	5,966
Restaurants - 0.1%
Domino's Pizza, Inc. (a)	265,100	2,179
Shipping - 0.4%
Teekay Corp.	665,000	11,837
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0*
Technology - 1.0%
Amkor Technology, Inc. (a)	1,148,900	7,192
Flextronics International Ltd. (a)	3,376,500	17,963
Viasystems Group, Inc. (a)(k)	1,026,780	1,027
		26,182
Telecommunications - 0.9%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	20
Level 3 Communications, Inc. (a)	3,000,000	3,690
One Communications (a)	925,628	1,851
PAETEC Holding Corp. (a)	6,188,426	18,194
		23,755
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(k)	42,253	259
Hanesbrands, Inc. (a)	188,000	3,741
Pillowtex Corp. (a)	490,256	0*
		4,000
TOTAL COMMON STOCKS (Cost $507,177)		373,673
Preferred Stocks - 5.1%

Convertible Preferred Stocks - 4.8%
Banks and Thrifts - 1.9%
Bank of America Corp. Series L, 7.25%	22,855	19,198
Wells Fargo & Co. 7.50%	39,909	33,522
		52,720
Energy - 1.8%
El Paso Corp. 4.99% (h)	54,500	47,846
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Metals/Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	324,300	$ 29,927
TOTAL CONVERTIBLE PREFERRED STOCKS		130,493
Nonconvertible Preferred Stocks - 0.3%
Diversified Financial Services - 0.3%
Preferred Blocker, Inc. 7.00% (h)	20,860	9,491
TOTAL PREFERRED STOCKS (Cost $153,062)		139,984
Floating Rate Loans - 24.2%
	Principal Amount (000s)
Aerospace - 0.4%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 10.6294% 2/21/14 (i)	$ 250	100
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.29% 5/11/15 pay-in-kind (i)	130	74
Sequa Corp. term loan 3.8441% 12/3/14 (i)	14,584	12,032
		12,206
Air Transportation - 1.9%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.3009% 4/30/12 (i)	42,726	38,026
Tranche 2LN, term loan 3.5519% 4/30/14 (i)	15,275	10,234
US Airways Group, Inc. term loan 2.785% 3/23/14 (i)	10,000	5,100
		53,360
Auto Parts Distribution - 0.2%
American Axle & Manufacturing Holdings, Inc. term loan 6/14/12 (i)	6,000	4,440
Automotive - 1.8%
AM General LLC term loan 6.0375% 4/17/12 (i)	5,657	4,525
Federal-Mogul Corp.:
Tranche B, term loan 2.2442% 12/27/14 (i)	13,210	9,973
Tranche C, term loan 2.2275% 12/27/15 (i)	6,740	5,088
Ford Motor Co. term loan 3.4957% 12/15/13 (i)	10,000	8,488
Visteon Corp. term loan 4.426% 6/13/13 (c)(i)	44,015	21,347
		49,421
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 2.5%
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (i)	$ 83,045	$ 67,059
Cable TV - 0.9%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (i)	28,745	23,858
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 6.0388% 5/4/15 pay-in-kind (i)	12,145	9,321
Chemicals - 1.0%
Georgia Gulf Corp. term loan 10% 10/3/13 (i)	15,177	14,114
MacDermid, Inc. Tranche B, term loan 2.285% 4/12/14 (i)	5,860	4,688
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.3475% 11/18/14 (i)	3,630	2,323
Solutia, Inc. term loan 7.25% 2/28/14 (i)	6,732	6,597
		27,722
Diversified Financial Services - 0.3%
AX Acquisition Corp. Tranche B1, term loan 4.0992% 8/15/14 (i)	2,839	2,470
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.29% 8/3/12 (i)	5,087	4,769
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.535% 12/15/14 (i)	1,005	847
		8,086
Electric Utilities - 0.9%
Ashmore Energy International term loan 3.5975% 3/30/14 (i)	9,884	8,377
Calpine Corp. Tranche D, term loan 3.475% 3/29/14 (i)	4,987	4,514
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.8018% 10/10/14 (i)	7,413	5,690
Tranche B3, term loan 3.8018% 10/10/14 (i)	8,018	6,134
		24,715
Energy - 0.8%
Antero Resources Corp. Tranche 2LN, term loan 4.81% 4/12/14 (i)	17,170	13,908
Hawkeye Renewables LLC Tranche 1LN, term loan 8.25% 6/30/12 (c)(i)	34,141	6,828
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (i)	752	579
		21,315
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 3.535% 4/8/12 (i)	$ 5,539	$ 3,213
Food and Drug Retail - 0.7%
Rite Aid Corp. Tranche B4, term loan 9.5% 6/15/15 (i)	20,000	20,000
Gaming - 0.4%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (i)	2,721	1,904
Venetian Macau Ltd.:
Tranche B, term loan 2.85% 5/26/13 (i)	4,428	4,118
Tranche DD, term loan 2.85% 5/26/12 (i)	2,360	2,195
Venetian Macau US Finance, Inc. Tranche B, term loan 2.85% 5/25/13 (i)	1,691	1,572
		9,789
Healthcare - 0.1%
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 4.535% 6/26/15 (i)	4,000	3,840
Homebuilding/Real Estate - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (c)(i)	2,615	1,530
Paper - 0.2%
NewPage Corp. term loan 4.0625% 12/21/14 (i)	3,958	3,443
White Birch Paper Co.:
Tranche 1LN, term loan 3.35% 5/8/14 (i)	6,252	1,250
Tranche 2LN, term loan 5.4% 11/8/14 (i)	8,620	431
		5,124
Publishing/Printing - 2.0%
Cengage Learning, Inc. Tranche B, term loan 2.79% 7/5/14 (i)	60,454	52,293
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.75% 12/12/14 (i)	8,327	416
The Reader's Digest Association, Inc. term loan 2.6438% 3/2/14 (i)	2,000	920
		53,629
Restaurants - 1.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8692% 6/14/13 (i)	5,008	3,844
term loan 2.625% 6/14/14 (i)	58,402	44,823
		48,667
Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.24% 4/19/12 (i)	1,994	1,775
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Central Parking Corp.:
Credit-Linked Deposit 2.63% 5/22/14 (i)	$ 4,993	$ 3,445
Tranche B 1LN, term loan 2.5528% 5/22/14 (i)	13,105	9,042
ServiceMaster Co.:
term loan 2.8741% 7/24/14 (i)	9,071	7,711
Tranche DD, term loan 2.79% 7/24/14 (i)	903	768
		22,741
Specialty Retailing - 2.5%
Eddie Bauer Holdings, Inc. term loan:
8.25% 4/1/14 (c)(i)	7,499	6,749
8.25% 4/1/14 pay-in-kind (i)	801	721
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (i)	72,697	60,156
		67,626
Technology - 3.3%
Freescale Semiconductor, Inc. term loan:
2.0588% 12/1/13 (i)	94,354	69,586
12.5% 12/15/14	6,983	6,162
Intergraph Corp. Tranche 2LN, term loan 6.427% 11/29/14 (i)	15,150	13,787
		89,535
Telecommunications - 1.1%
Level 3 Financing, Inc. term loan 2.6979% 3/13/14 (i)	27,425	23,448
One Communications Tranche C, term loan 4.5605% 4/19/13 (i)	8,382	7,041
		30,489
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 2.5388% 4/4/14 (i)	3,240	2,738
TOTAL FLOATING RATE LOANS (Cost $755,016)		660,424
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.37% (j)	68,177,146	$ 68,177
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(j)	9,904,080	9,904
TOTAL MONEY MARKET FUNDS (Cost $78,081)		78,081
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $3,017,448)		2,697,297
NET OTHER ASSETS - 1.2%		31,932
NET ASSETS - 100%		$ 2,729,229
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,386,000 or 14.3% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,286,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Viasystems Group, Inc.	2/13/04	$ 20,664
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 345
Fidelity Securities Lending Cash Central Fund	139
Total	$ 484
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 15,344	$ -	$ 14,760	$ -	$ -
Revlon, Inc.	53,083	4,045	-	-	27,055
Total	$ 68,427	$ 4,045	$ 14,760	$ -	$ 27,055
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,068	$ 33,809	$ -	$ 259
Consumer Staples	50,650	50,650	-	-
Energy	77,244	29,398	47,846	-
Financials	162,019	152,528	9,491	-
Health Care	22,220	22,220	-	-
Industrials	49,367	49,367	-	-
Information Technology	26,182	25,155	-	1,027
Materials	31,137	-	29,927	1,210
Telecommunication Services	23,755	21,904	-	1,851
Utilities	37,015	37,015	-	-
Corporate Bonds	1,445,135	-	1,435,083	10,052
Floating Rate Loans	660,424	-	660,008	416
Money Market Funds	78,081	78,081	-	-
Total Investments in Securities	$ 2,697,297	$ 500,127	$ 2,182,355	$ 14,815
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities
Beginning Balance	$ 13,838
Total Realized Gain (Loss)	11
Total Unrealized Gain (Loss)	(12,730)
Cost of Purchases	318
Proceeds of Sales	(421)
Amortization/Accretion	(1,438)
Transfer in/out of Level 3	15,237
Ending Balance	$ 14,815
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (12,730)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,988,349,000. Net unrealized depreciation aggregated $291,052,000, of which $243,701,000 related to appreciated investment securities and $534,753,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804861.105

AHI-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.0%
	Principal Amount	Value
Convertible Bonds - 1.0%
Building Materials - 0.1%
General Cable Corp. 1% 10/15/12	$ 1,270,000	$ 1,046,226
Energy - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	3,410,000	2,629,792
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (d)	2,340,000	2,359,352
Railroad - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	260,000	343,962
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	1,330,000	804,650
TOTAL CONVERTIBLE BONDS		7,183,982
Nonconvertible Bonds - 90.0%
Aerospace - 1.1%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	2,880,525
Bombardier, Inc.:
7.45% 5/1/34 (d)	669,000	515,130
8% 11/15/14 (d)	975,000	940,875
L-3 Communications Corp.:
6.125% 7/15/13	1,755,000	1,719,900
7.625% 6/15/12	975,000	987,188
Sequa Corp.:
11.75% 12/1/15 (d)	850,000	507,875
13.5% 12/1/15 pay-in-kind (d)	485,343	250,983
		7,802,476
Air Transportation - 1.6%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	1,738,800
6.977% 11/23/22	218,172	133,085
7.024% 4/15/11	880,000	873,400
7.324% 4/15/11	960,000	950,400
8.608% 10/1/12	200,000	162,000
AMR Corp. 9% 8/1/12	775,000	341,000
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	183,217	148,406
7.875% 7/2/18	165,717	102,744
8.388% 5/1/22	199,073	144,328
9.558% 9/1/19	207,188	124,313
9.798% 4/1/21	3,130,360	1,940,823
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	$ 2,050,000	$ 1,978,250
8.021% 8/10/22	1,189,807	773,375
8.954% 8/10/14	1,595,678	1,005,277
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	658,549	428,057
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,154,518	600,349
		11,444,607
Auto Parts Distribution - 0.1%
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	795,000	832,763
Automotive - 3.1%
ArvinMeritor, Inc. 8.125% 9/15/15	1,590,000	1,176,600
Ford Motor Co.:
6.375% 2/1/29	1,000,000	690,000
6.625% 10/1/28	1,075,000	731,000
7.45% 7/16/31	885,000	663,750
Ford Motor Credit Co. LLC:
7.25% 10/25/11	4,185,000	3,929,606
7.375% 10/28/09	620,000	618,450
7.5% 8/1/12 (e)	1,230,000	1,134,675
8% 6/1/14	2,290,000	2,112,548
8% 12/15/16	1,420,000	1,272,777
8.625% 11/1/10	720,000	708,308
12% 5/15/15	4,250,000	4,313,750
General Motors Acceptance Corp. 6.875% 8/28/12	680,000	605,200
GMAC LLC 6.625% 5/15/12	295,000	262,550
Tenneco, Inc. 8.625% 11/15/14	1,180,000	1,014,800
The Goodyear Tire & Rubber Co.:
9% 7/1/15	680,000	690,200
10.5% 5/15/16	1,410,000	1,480,500
TRW Automotive, Inc. 7.25% 3/15/17 (d)	740,000	629,000
		22,033,714
Banks and Thrifts - 1.6%
CIT Group, Inc.:
4.75% 12/15/10	1,955,000	1,098,266
5.2% 11/3/10	1,220,000	703,935
5.4% 3/7/13	1,125,000	602,642
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
CIT Group, Inc.: - continued
5.6% 4/27/11	$ 495,000	$ 278,834
7.625% 11/30/12	3,920,000	2,138,195
12% 12/18/18 (d)	495,000	61,875
GMAC LLC:
6.75% 12/1/14 (d)	3,475,000	3,040,625
6.875% 9/15/11 (d)	1,980,000	1,831,500
8% 11/1/31 (d)	2,385,000	1,848,375
		11,604,247
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
4.5% 1/15/10	730,000	518,300
6.25% 3/15/11	610,000	262,300
7.65% 9/15/10	485,000	291,000
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (d)(f)	86,350	25,023
7% 1/15/14	28,000	10,780
Univision Communications, Inc. 12% 7/1/14 (d)	670,000	710,200
UPC Holding BV 9.875% 4/15/18 (d)	2,225,000	2,252,813
		4,070,416
Building Materials - 0.2%
General Cable Corp. 7.125% 4/1/17	585,000	555,750
Owens Corning:
6.5% 12/1/16	630,000	590,261
9% 6/15/19	495,000	509,850
		1,655,861
Cable TV - 3.9%
Charter Communications Holdings I LLC:
9.92% 4/1/14 (a)	2,035,000	20,350
11.125% 1/15/14 (a)	735,000	7,350
12.125% 1/15/15 (a)(c)	1,105,000	11,050
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (a)	1,885,000	233,269
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (a)	1,825,000	1,952,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (d)(f)	900,000	891,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.: - continued
10.875% 9/15/14 (d)	$ 1,345,000	$ 1,398,800
CSC Holdings, Inc.:
6.75% 4/15/12	2,545,000	2,532,275
7.625% 4/1/11	270,000	273,375
8.5% 4/15/14 (d)	1,075,000	1,103,219
8.5% 6/15/15 (d)	1,400,000	1,442,000
8.625% 2/15/19 (d)	2,145,000	2,209,350
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	1,355,000	1,297,413
7.625% 5/15/16	595,000	600,950
8.375% 3/15/13	100,000	102,000
EchoStar Communications Corp.:
6.375% 10/1/11	4,320,000	4,276,800
7% 10/1/13	1,565,000	1,545,438
7.125% 2/1/16	1,890,000	1,833,300
7.75% 5/31/15	1,670,000	1,653,300
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,262,425
Videotron Ltd.:
9.125% 4/15/18 (d)	950,000	988,000
9.125% 4/15/18	1,195,000	1,236,825
		27,871,239
Capital Goods - 1.3%
Case Corp. 7.25% 1/15/16	1,640,000	1,521,100
Leucadia National Corp.:
7% 8/15/13	340,000	323,000
7.125% 3/15/17	2,615,000	2,275,050
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	560,000	487,200
9.5% 8/1/14 (d)	379,000	325,940
11.75% 8/1/16	655,000	524,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	1,156,400
Terex Corp. 8% 11/15/17	2,915,000	2,346,575
		8,959,265
Chemicals - 1.7%
Chemtura Corp. 6.875% 6/1/16 (a)	1,130,000	920,950
Huntsman International LLC 7.875% 11/15/14	325,000	276,250
Huntsman LLC 11.5% 7/15/12	2,605,000	2,679,894
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
MacDermid, Inc. 9.5% 4/15/17 (d)	$ 160,000	$ 124,000
Momentive Performance Materials, Inc. 9.75% 12/1/14	2,265,000	1,483,575
Nalco Co.:
7.75% 11/15/11	28,000	28,070
8.25% 5/15/17 (d)	1,720,000	1,780,200
8.875% 11/15/13	630,000	647,325
NOVA Chemicals Corp.:
4.5375% 11/15/13 (f)	1,630,000	1,450,700
6.5% 1/15/12	2,950,000	2,891,000
		12,281,964
Consumer Products - 0.6%
Jostens Holding Corp. 10.25% 12/1/13	680,000	680,000
Revlon Consumer Products Corp. 9.5% 4/1/11	1,805,000	1,696,700
Sealy Mattress Co. 8.25% 6/15/14	1,360,000	1,224,000
Visant Holding Corp. 8.75% 12/1/13	680,000	683,400
		4,284,100
Containers - 1.6%
Berry Plastics Corp. 5.2594% 2/15/15 (f)	875,000	783,125
BWAY Corp. 10% 4/15/14 (d)	990,000	1,019,700
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	415,000	419,150
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,940,000	1,673,250
8% 4/15/23	1,050,000	971,250
Greif, Inc. 6.75% 2/1/17	3,780,000	3,534,300
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (d)	1,415,000	1,415,000
Owens-Illinois, Inc. 7.8% 5/15/18	555,000	546,675
Silgan Holdings, Inc. 7.25% 8/15/16 (d)	1,415,000	1,393,775
		11,756,225
Department Stores - 0.1%
Neiman Marcus Group, Inc. 10.375% 10/15/15	765,000	539,325
Diversified Financial Services - 0.6%
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	1,285,000	1,336,400
NiSource Finance Corp.:
5.25% 9/15/17	565,000	506,320
5.45% 9/15/20	320,000	285,288
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	$ 2,105,000	$ 2,031,325
Sprint Capital Corp. 8.75% 3/15/32	225,000	193,781
		4,353,114
Diversified Media - 3.1%
Affinion Group, Inc.:
10.125% 10/15/13 (d)	730,000	719,050
11.5% 10/15/15	675,000	634,500
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	186,550
10% 7/15/17 (d)	760,000	790,400
Lamar Media Corp.:
Series B, 6.625% 8/15/15	770,000	662,200
6.625% 8/15/15	610,000	536,800
9.75% 4/1/14 (d)	1,605,000	1,701,300
Liberty Media Corp.:
5.7% 5/15/13	965,000	866,088
8.25% 2/1/30	165,000	118,800
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	4,630,000	3,356,750
10% 8/1/14	2,475,000	2,462,625
11.5% 5/1/16	1,435,000	1,499,575
11.625% 2/1/14	3,605,000	3,785,250
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,538,000
7.75% 3/15/16	2,425,000	2,279,500
		22,137,388
Electric Utilities - 7.2%
AES Corp.:
7.75% 3/1/14	2,155,000	2,122,675
7.75% 10/15/15	820,000	795,400
8% 10/15/17	2,345,000	2,262,925
9.75% 4/15/16 (d)	905,000	945,725
Aquila, Inc. 11.875% 7/1/12 (f)	1,000,000	1,125,000
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	1,910,000	1,919,550
Dynegy Holdings, Inc. 8.375% 5/1/16	700,000	609,000
Edison Mission Energy:
7% 5/15/17	1,020,000	812,175
7.2% 5/15/19	2,975,000	2,261,000
7.625% 5/15/27	1,025,000	671,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings:
10.875% 11/1/17	$ 5,765,000	$ 4,957,900
12% 11/1/17 pay-in-kind (f)	3,614,600	2,545,883
Intergen NV 9% 6/30/17 (d)	1,905,000	1,876,425
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	835,000	820,388
Mirant Americas Generation LLC:
8.3% 5/1/11	610,000	619,150
8.5% 10/1/21	1,685,000	1,415,400
9.125% 5/1/31	1,850,000	1,447,625
NiSource Finance Corp. 10.75% 3/15/16	948,000	1,104,189
NRG Energy, Inc.:
7.25% 2/1/14	4,235,000	4,150,300
7.375% 2/1/16	1,675,000	1,616,375
7.375% 1/15/17	2,240,000	2,161,600
8.5% 6/15/19	1,870,000	1,832,600
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,215,000	3,582,750
RRI Energy, Inc.:
6.75% 12/15/14	869,000	858,138
7.625% 6/15/14	3,810,000	3,543,300
7.875% 6/15/17	375,000	345,938
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,128,830	970,794
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15	2,635,000	2,055,300
Series B, 10.25% 11/1/15	1,780,000	1,335,000
11.25% 11/1/16 pay-in-kind	1,357,281	762,641
		51,526,521
Energy - 9.4%
Ashland, Inc. 9.125% 6/1/17 (d)	750,000	787,500
Atlas Pipeline Partners LP 8.125% 12/15/15	820,000	672,400
Berry Petroleum Co. 10.25% 6/1/14	670,000	696,800
Chesapeake Energy Corp.:
6.5% 8/15/17	2,170,000	1,942,150
6.875% 1/15/16	815,000	759,988
7.5% 9/15/13	840,000	831,600
7.5% 6/15/14	490,000	483,875
7.625% 7/15/13	1,995,000	1,980,038
9.5% 2/15/15	4,130,000	4,382,963
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	230,000	220,800
7.75% 5/15/17	560,000	543,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Compagnie Generale de Geophysique SA: - continued
9.5% 5/15/16 (d)	$ 1,645,000	$ 1,719,025
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,659,400
Dynegy Holdings, Inc. 8.75% 2/15/12	645,000	638,550
El Paso Corp.:
6.95% 6/1/28	1,235,000	988,000
7% 6/15/17	645,000	619,715
8.25% 2/15/16	455,000	459,550
El Paso Energy Corp. 7.75% 1/15/32	810,000	725,973
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	275,000	269,500
Forest Oil Corp.:
7.25% 6/15/19	545,000	517,750
7.75% 5/1/14	710,000	678,050
8.5% 2/15/14 (d)	3,055,000	3,100,825
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,034,775
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,515,000	1,412,738
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	1,305,000	1,128,825
9% 6/1/16 (d)	240,000	220,800
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (d)	1,090,000	1,100,900
Newfield Exploration Co. 7.125% 5/15/18	2,455,000	2,356,800
OPTI Canada, Inc.:
7.875% 12/15/14	715,000	457,600
8.25% 12/15/14	675,000	448,875
Pan American Energy LLC 7.75% 2/9/12 (d)	870,000	867,825
Parker Drilling Co. 9.625% 10/1/13	540,000	523,800
Petrohawk Energy Corp.:
7.875% 6/1/15	985,000	955,450
9.125% 7/15/13	2,705,000	2,813,200
10.5% 8/1/14 (d)	1,845,000	2,020,275
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,014,600
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	769,700
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,442,025
7.625% 6/1/18	965,000	940,875
7.75% 6/15/15	2,895,000	2,895,000
10% 3/1/16	1,910,000	2,072,350
Pride International, Inc. 8.5% 6/15/19	1,005,000	1,075,350
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,360,000	1,142,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Quicksilver Resources, Inc.: - continued
11.75% 1/1/16	$ 1,520,000	$ 1,656,800
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,930,000	1,838,325
7.375% 7/15/13	2,515,000	2,515,000
8% 5/15/19	1,905,000	1,945,481
SandRidge Energy, Inc.:
4.2219% 4/1/14 (f)	1,320,000	1,089,000
8.625% 4/1/15 pay-in-kind (f)	1,725,000	1,612,875
Southwestern Energy Co. 7.5% 2/1/18 (d)	1,070,000	1,072,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (d)	1,290,000	1,286,775
		67,388,746
Entertainment/Film - 0.7%
AMC Entertainment, Inc.:
8% 3/1/14	145,000	133,400
8.75% 6/1/19 (d)	1,890,000	1,875,825
Marquee Holdings, Inc. 9.5% 8/15/14 (c)	1,315,000	1,078,300
Regal Cinemas Corp. 8.625% 7/15/19 (d)	1,780,000	1,833,400
		4,920,925
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (d)	455,000	468,650
Food and Drug Retail - 0.9%
Albertsons, Inc. 7.75% 6/15/26	200,000	171,500
Federated Retail Holdings, Inc. 5.9% 12/1/16	830,000	752,279
SUPERVALU, Inc.:
7.5% 5/15/12	160,000	160,800
7.5% 11/15/14	1,290,000	1,248,075
8% 5/1/16	2,795,000	2,725,125
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (d)	1,590,000	1,605,900
		6,663,679
Food/Beverage/Tobacco - 2.0%
Constellation Brands, Inc.:
7.25% 9/1/16	1,264,000	1,238,720
7.25% 5/15/17	350,000	342,125
8.375% 12/15/14	2,640,000	2,712,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co.:
6.9% 10/15/17	$ 1,565,000	$ 1,439,800
7% 6/1/16	1,950,000	1,837,875
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,385,000	2,325,375
Smithfield Foods, Inc. 10% 7/15/14 (d)	3,155,000	3,289,088
Tyson Foods, Inc. 10.5% 3/1/14 (d)	1,165,000	1,287,325
		14,472,908
Gaming - 2.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (d)	1,365,000	1,405,950
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (d)(f)	360,000	245,700
8% 11/15/13 (d)	795,000	596,250
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	2,190,000	1,073,100
MGM Mirage, Inc.:
8.375% 2/1/11	435,000	352,350
8.5% 9/15/10	495,000	462,825
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,160,000	1,771,200
6.875% 2/15/15	80,000	55,200
7.125% 8/15/14	510,000	362,100
Park Place Entertainment Corp. 7.875% 3/15/10	330,000	316,800
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (d)	1,720,000	1,713,550
Pokagon Gaming Authority 10.375% 6/15/14 (d)	120,000	120,600
Scientific Games Corp.:
7.875% 6/15/16 (d)	1,285,000	1,252,875
9.25% 6/15/19 (d)	1,250,000	1,301,563
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (d)(f)	1,445,000	1,083,750
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,290,000	1,193,250
7.25% 5/1/12	1,750,000	1,618,750
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (d)(f)	1,365,000	655,200
9.125% 2/1/15 (d)	880,000	475,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,175,000	1,089,813
6.625% 12/1/14	1,770,000	1,623,975
		18,770,001
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 8.0%
Biomet, Inc.:
10% 10/15/17	$ 1,505,000	$ 1,632,925
10.375% 10/15/17 pay-in-kind (f)	225,000	239,625
11.625% 10/15/17	4,510,000	4,870,800
Community Health Systems, Inc. 8.875% 7/15/15	3,070,000	3,139,075
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	4,575,000	4,323,375
HCA, Inc.:
6.5% 2/15/16	2,935,000	2,597,475
7.875% 2/15/20 (d)	1,270,000	1,250,950
8.5% 4/15/19 (d)	3,360,000	3,427,200
9.125% 11/15/14	4,260,000	4,377,150
9.25% 11/15/16	2,600,000	2,697,500
9.625% 11/15/16 pay-in-kind (f)	2,398,000	2,481,930
9.875% 2/15/17 (d)	290,000	303,775
HealthSouth Corp. 10.75% 6/15/16	3,410,000	3,571,975
Inverness Medical Innovations, Inc. 9% 5/15/16	1,860,000	1,860,000
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,165,850
7% 1/15/16	2,895,000	2,670,638
Psychiatric Solutions, Inc.:
7.75% 7/15/15	1,555,000	1,477,250
7.75% 7/15/15 (d)	515,000	495,688
Select Medical Corp. 7.625% 2/1/15	745,000	644,425
Service Corp. International 7.5% 4/1/27	1,720,000	1,388,900
Tenet Healthcare Corp. 8.875% 7/1/19 (d)	2,455,000	2,602,300
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (f)	610,000	521,550
Valeant Pharmaceuticals International 8.375% 6/15/16 (d)	2,160,000	2,192,400
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,607,813
6.5% 6/1/16	285,000	267,188
6.625% 10/15/14	650,000	627,250
Viant Holdings, Inc. 10.125% 7/15/17 (d)	928,000	779,520
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (c)	1,505,000	1,316,405
		57,530,932
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 3.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 5,795,000	$ 5,374,863
8.125% 6/1/12	4,794,555	4,554,827
D.R. Horton, Inc. 6.5% 4/15/16	680,000	612,000
KB Home:
5.875% 1/15/15	455,000	404,950
6.25% 6/15/15	780,000	705,900
6.375% 8/15/11	830,000	830,000
Lennar Corp. 12.25% 6/1/17 (d)	3,690,000	4,022,100
Pulte Homes, Inc. 5.25% 1/15/14	2,110,000	1,954,388
Ryland Group, Inc. 8.4% 5/15/17	2,515,000	2,489,850
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)	2,930,000	3,032,550
		23,981,428
Hotels - 1.5%
Host Hotels & Resorts LP:
6.875% 11/1/14	225,000	207,000
9% 5/15/17 (d)	1,415,000	1,436,225
Host Marriott LP 7.125% 11/1/13	4,010,000	3,869,650
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	2,235,000	2,134,425
7.875% 5/1/12	1,435,000	1,435,000
7.875% 10/15/14	1,720,000	1,711,400
		10,793,700
Leisure - 2.1%
Harrah's Escrow Corp. 11.25% 6/1/17 (d)	1,805,000	1,854,638
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	748,125
11.875% 7/15/15	975,000	989,625
yankee:
7% 6/15/13	3,660,000	3,275,700
7.25% 6/15/16	915,000	746,869
7.5% 10/15/27	1,605,000	1,115,475
Speedway Motorsports, Inc. 8.75% 6/1/16 (d)	1,255,000	1,292,650
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	354,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,633,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Florida Holding Co. I/II:
5.7775% 5/1/10 (f)	$ 2,180,000	$ 1,907,500
8.375% 5/1/10	225,000	198,000
		15,115,982
Metals/Mining - 4.4%
Arch Coal, Inc. 8.75% 8/1/16 (d)	1,055,000	1,066,869
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	974,400
Compass Minerals International, Inc. 8% 6/1/19 (d)	1,770,000	1,770,000
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (d)	875,000	883,750
Drummond Co., Inc. 7.375% 2/15/16 (d)	4,120,000	3,254,800
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,205,000	1,223,075
10.625% 9/1/16 (d)	1,205,000	1,235,125
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)	2,335,000	2,229,925
8.25% 4/1/15	5,675,000	6,001,313
8.375% 4/1/17	1,775,000	1,881,500
Massey Energy Co. 6.875% 12/15/13	5,000,000	4,825,000
Teck Resources Ltd.:
9.75% 5/15/14 (d)	2,245,000	2,491,950
10.25% 5/15/16 (d)	940,000	1,059,850
10.75% 5/15/19 (d)	2,245,000	2,609,813
		31,507,370
Paper - 2.8%
Cascades, Inc. 7.25% 2/15/13	2,295,000	2,094,188
Catalyst Paper Corp. 8.625% 6/15/11	730,000	423,400
Domtar Corp.:
5.375% 12/1/13	425,000	374,000
7.125% 8/15/15	1,545,000	1,375,050
7.875% 10/15/11	82,000	81,590
10.75% 6/1/17	1,645,000	1,698,463
Georgia-Pacific Corp.:
7% 1/15/15 (d)	4,255,000	4,148,625
8.875% 5/15/31	775,000	736,250
Georgia-Pacific LLC 8.25% 5/1/16 (d)	1,110,000	1,148,850
Graphic Packaging International, Inc.:
8.5% 8/15/11	924,000	924,000
9.5% 6/15/17 (d)	1,125,000	1,150,313
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Rock-Tenn Co.:
9.25% 3/15/16	$ 1,270,000	$ 1,336,675
9.25% 3/15/16 (d)	340,000	357,850
Temple-Inland, Inc.:
6.625% 1/15/16	335,000	318,250
6.875% 1/15/18	1,555,000	1,485,025
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (d)	2,545,000	2,379,575
		20,032,104
Publishing/Printing - 0.7%
Cenveo Corp. 7.875% 12/1/13	705,000	504,075
Scholastic Corp. 5% 4/15/13	830,000	672,300
The Reader's Digest Association, Inc. 9% 2/15/17	1,245,000	74,700
TL Acquisitions, Inc.:
10.5% 1/15/15 (d)	3,180,000	2,718,900
13.25% 7/15/15 (d)	1,040,000	842,400
		4,812,375
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	710,000	688,700
Restaurants - 0.6%
Carrols Corp. 9% 1/15/13	1,630,000	1,577,025
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (d)	2,335,000	2,390,573
		3,967,598
Services - 3.0%
Altegrity, Inc.:
10.5% 11/1/15 (d)	745,000	633,250
11.75% 5/1/16 (d)	570,000	456,000
ARAMARK Corp.:
4.5275% 2/1/15 (f)	2,790,000	2,427,300
8.5% 2/1/15	2,260,000	2,282,600
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,085,000	840,875
7.75% 5/15/16	2,125,000	1,588,438
Corrections Corp. of America:
6.25% 3/15/13	1,020,000	999,600
7.75% 6/1/17	970,000	962,725
FTI Consulting, Inc. 7.625% 6/15/13	3,180,000	3,132,300
Hertz Corp.:
8.875% 1/1/14	1,815,000	1,746,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.: - continued
10.5% 1/1/16	$ 1,515,000	$ 1,446,825
Iron Mountain, Inc.:
6.625% 1/1/16	1,000,000	923,750
7.75% 1/15/15	1,030,000	1,014,550
8% 6/15/20	975,000	945,750
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	290,000	237,800
JohnsonDiversey, Inc. 9.625% 5/15/12	510,000	517,650
Rental Service Corp. 9.5% 12/1/14	695,000	597,700
Rural/Metro Corp. 0% 3/15/16 (b)	1,184,000	852,480
		21,606,531
Shipping - 1.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,415,000	2,052,750
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	187,200
8.75% 12/1/13	390,000	359,775
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,355,800
Teekay Corp. 8.875% 7/15/11	1,460,000	1,438,100
		7,393,625
Specialty Retailing - 0.7%
Dollar General Corp.:
10.625% 7/15/15	2,285,000	2,513,500
11.875% 7/15/17 pay-in-kind (f)	450,000	495,000
Ltd. Brands, Inc. 8.5% 6/15/19 (d)	850,000	847,875
Michaels Stores, Inc. 10% 11/1/14	410,000	383,350
Sally Holdings LLC:
9.25% 11/15/14	820,000	844,600
10.5% 11/15/16	245,000	252,350
		5,336,675
Steels - 1.0%
Metals USA, Inc. 11.125% 12/1/15	1,075,000	978,250
Steel Dynamics, Inc.:
6.75% 4/1/15	3,830,000	3,600,200
7.375% 11/1/12	2,220,000	2,203,350
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	722,500
		7,504,300
Super Retail - 1.1%
Macy's Retail Holdings, Inc. 7.875% 7/15/15	3,130,000	3,241,516
NBC Acquisition Corp. 11% 3/15/13	1,835,000	880,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (c)	$ 789,506	$ 568,757
Toys 'R' Us, Inc.:
7.375% 10/15/18	170,000	123,250
7.625% 8/1/11	3,095,000	2,909,300
		7,723,623
Technology - 3.2%
Amkor Technology, Inc.:
7.75% 5/15/13	2,060,000	2,008,500
9.25% 6/1/16	1,200,000	1,224,000
First Data Corp. 9.875% 9/24/15	1,190,000	975,800
Freescale Semiconductor, Inc. 8.875% 12/15/14	1,000,000	660,000
Jabil Circuit, Inc.:
7.75% 7/15/16 (e)	1,615,000	1,552,709
8.25% 3/15/18	1,930,000	1,891,400
Lucent Technologies, Inc.:
6.45% 3/15/29	3,135,000	2,037,750
6.5% 1/15/28	1,065,000	692,250
Seagate Technology HDD Holdings:
6.375% 10/1/11	715,000	704,275
6.8% 10/1/16	840,000	781,200
Seagate Technology International 10% 5/1/14 (d)	960,000	1,048,800
SunGard Data Systems, Inc.:
9.125% 8/15/13	595,000	603,925
10.25% 8/15/15	595,000	606,900
Terremark Worldwide, Inc. 12% 6/15/17 (d)	2,335,000	2,358,350
Xerox Capital Trust I 8% 2/1/27	7,105,000	5,961,592
		23,107,451
Telecommunications - 12.0%
Cincinnati Bell, Inc. 8.375% 1/15/14	1,990,000	1,965,125
Citizens Communications Co.:
6.25% 1/15/13	695,000	672,413
9% 8/15/31	1,390,000	1,278,800
Cricket Communications, Inc.:
7.75% 5/15/16 (d)	1,955,000	1,950,113
9.375% 11/1/14	1,910,000	1,938,650
10% 7/15/15	1,270,000	1,304,925
Digicel Group Ltd.:
8.875% 1/15/15 (d)	5,050,000	4,418,750
9.125% 1/15/15 pay-in-kind (d)(f)	1,590,000	1,391,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
9.25% 9/1/12 (d)	$ 4,405,000	$ 4,393,988
12% 4/1/14 (d)	2,200,000	2,296,250
DigitalGlobe, Inc. 10.5% 5/1/14 (d)	845,000	876,688
Frontier Communications Corp. 8.25% 5/1/14	2,285,000	2,307,850
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (c)(d)	1,090,000	852,395
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	3,090,000	3,198,150
11.5% 6/15/16	1,775,000	1,828,250
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	4,588,100
7.625% 4/15/12	6,390,000	6,070,484
11.25% 6/15/16	500,000	532,500
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	280,000	282,100
8.875% 1/15/15	3,480,000	3,506,100
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,546,100
9.25% 11/1/14 (d)	2,350,000	2,426,375
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,193,000	1,182,561
Nextel Communications, Inc.:
5.95% 3/15/14	1,950,000	1,686,750
6.875% 10/31/13	3,580,000	3,266,750
7.375% 8/1/15	2,950,000	2,647,625
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	2,385,000	2,027,250
Qwest Communications International, Inc. 7.5% 2/15/14	1,040,000	1,016,600
Qwest Corp.:
3.8794% 6/15/13 (f)	2,450,000	2,303,000
7.5% 10/1/14	3,200,000	3,200,000
7.625% 6/15/15	70,000	69,825
8.375% 5/1/16 (d)	2,270,000	2,332,425
Sprint Capital Corp.:
6.875% 11/15/28	2,620,000	1,978,100
7.625% 1/30/11	3,635,000	3,662,263
8.375% 3/15/12	325,000	329,063
Sprint Nextel Corp. 6% 12/1/16	2,365,000	2,066,419
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	1,185,000	1,223,513
U.S. West Communications:
6.875% 9/15/33	905,000	701,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.5% 6/15/23	$ 2,780,000	$ 2,210,100
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,060,000	3,258,900
		85,787,875
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 4.5925% 12/15/14 (f)	1,055,000	886,200
Levi Strauss & Co.:
8.875% 4/1/16	785,000	765,375
9.75% 1/15/15	1,265,000	1,277,650
		2,929,225
TOTAL NONCONVERTIBLE BONDS		645,657,628
TOTAL CORPORATE BONDS (Cost $646,137,488)		652,841,610
Convertible Preferred Stocks - 0.1%
Shares
Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $1,134,424)	23,000	983,940
Floating Rate Loans - 5.9%
	Principal Amount
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5519% 4/30/14 (f)	$ 1,757,405	1,177,461
Northwest Airlines, Inc. term loan 2.29% 12/31/10 (f)	758,322	722,302
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	557,067	309,172
		2,208,935
Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.2442% 12/27/14 (f)	1,666,881	1,258,495
Tranche C, term loan 2.2275% 12/27/15 (f)	1,091,416	824,019
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Co. term loan 3.4957% 12/15/13 (f)	$ 4,387,694	$ 3,724,055
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (f)	2,125,000	1,933,750
		7,740,319
Banks and Thrifts - 0.1%
CIT Group, Inc. term loan 13% 1/20/12 (f)	845,000	878,800
Broadcasting - 0.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (f)	3,460,000	2,793,950
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (f)	1,098,275	1,010,413
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.0388% 5/4/15 pay-in-kind (f)	2,250,000	1,726,875
Electric Utilities - 0.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (f)	250,608	212,390
term loan 3.5975% 3/30/14 (f)	1,745,948	1,479,691
		1,692,081
Entertainment/Film - 0.4%
Zuffa LLC term loan 2.375% 6/19/15 (f)	3,026,605	2,708,811
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 7.8044% 8/6/12 (f)	1,200,000	732,000
Harrah's Entertainment, Inc. Tranche B3, term loan 3.5056% 1/28/15 (f)	800,000	636,000
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (f)	239,584	184,480
Tranche B, term loan 2.09% 5/23/14 (f)	1,153,630	888,295
		2,440,775
Healthcare - 0.4%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (f)	2,935,081	2,546,183
Publishing/Printing - 0.1%
Newsday LLC term loan 9.75% 8/1/13	335,000	338,350
Services - 0.3%
Penhall International Corp. term loan 9.995% 4/1/12 pay-in-kind (f)	1,014,208	202,842
Floating Rate Loans - continued
	Principal Amount	Value
Services - continued
ServiceMaster Co.:
term loan 2.8741% 7/24/14 (f)	$ 1,655,170	$ 1,406,894
Tranche DD, term loan 2.79% 7/24/14 (f)	144,906	123,170
		1,732,906
Specialty Retailing - 0.3%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (f)	2,189,134	1,811,508
Super Retail - 0.1%
Dollar General Corp. Tranche B1, term loan 3.1365% 7/6/14 (f)	950,000	912,000
Technology - 1.0%
First Data Corp.:
Tranche B1, term loan 3.035% 9/24/14 (f)	620,000	525,450
Tranche B3, term loan 3.035% 9/24/14 (f)	1,740,000	1,474,650
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (f)	307,141	269,517
Tranche B-A, term loan 2.7093% 10/1/14 (f)	1,242,089	1,089,933
Tranche B-B, term loan 2.8469% 10/1/12 (f)	651,684	593,032
Freescale Semiconductor, Inc. term loan 2.0588% 12/1/13 (f)	1,510,000	1,113,625
Kronos, Inc.:
Tranche 1LN, term loan 2.5975% 6/11/14 (f)	1,230,892	1,138,575
Tranche 2LN, term loan 6.3475% 6/11/15 (f)	1,250,000	975,000
		7,179,782
Telecommunications - 0.4%
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (f)	1,635,000	1,561,425
Intelsat Jackson Holdings Ltd. term loan 3.3044% 2/1/14 (f)	1,335,000	1,154,775
		2,716,200
Textiles & Apparel - 0.2%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (f)	120,000	116,400
Levi Strauss & Co. term loan 2.5388% 4/4/14 (f)	1,900,000	1,605,500
		1,721,900
TOTAL FLOATING RATE LOANS (Cost $41,233,713)		42,159,788
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (g) (Cost $16,774,252)	16,774,252	$ 16,774,252
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $705,279,877)		712,759,590
NET OTHER ASSETS - 0.6%		4,519,006
NET ASSETS - 100%		$ 717,278,596
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,982,303 or 23.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133,858
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 983,940	$ -	$ 983,940	$ -
Corporate Bonds	652,841,610	-	652,841,610	-
Floating Rate Loans	42,159,788	-	41,427,788	732,000
Money Market Funds	16,774,252	16,774,252	-	-
Total Investments in Securities:	$ 712,759,590	$ 16,774,252	$ 695,253,338	$ 732,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(48,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	780,000
Ending Balance	$ 732,000
The change in unrealized gain (loss) attributable to Level 3 securities at June 30, 2009	$ (48,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $700,902,651. Net unrealized appreciation aggregated $11,856,939, of which $50,977,690 related to appreciated investment securities and $39,120,751 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804833.105

FAV-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 2.1%
Autoliv, Inc.	2,600	$ 93,106
BorgWarner, Inc.	1,500	49,785
Gentex Corp.	8,651	129,505
Johnson Controls, Inc.	18,872	488,407
The Goodyear Tire & Rubber Co. (a)	50,600	861,212
TRW Automotive Holdings Corp. (a)	2,800	47,124
		1,669,139
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	1,300	60,087
Fiat SpA (a)	4,579	50,774
Harley-Davidson, Inc.	2,796	63,190
Renault SA (a)	3,655	155,862
Thor Industries, Inc.	4,400	105,204
Winnebago Industries, Inc.	26,991	283,945
		719,062
Diversified Consumer Services - 0.2%
H&R Block, Inc.	2,250	37,553
Regis Corp.	6,800	92,888
		130,441
Hotels, Restaurants & Leisure - 3.5%
Aristocrat Leisure Ltd.	3	11
Brinker International, Inc.	36,130	601,203
Burger King Holdings, Inc.	14,532	247,335
Carnival Corp. unit	20,000	559,800
Penn National Gaming, Inc. (a)	3,108	98,555
Starbucks Corp. (a)	4,300	76,110
Starwood Hotels & Resorts Worldwide, Inc.	9,564	225,806
Vail Resorts, Inc. (a)	4,600	131,606
WMS Industries, Inc. (a)	13,176	476,444
Wyndham Worldwide Corp.	23,800	332,010
		2,748,880
Household Durables - 4.9%
Black & Decker Corp.	16,405	616,828
Centex Corp.	30,400	331,664
Ethan Allen Interiors, Inc.	26,800	341,164
Harman International Industries, Inc.	4,400	108,592
KB Home	6,600	110,154
La-Z-Boy, Inc.	13,300	90,041
Leggett & Platt, Inc.	35,600	617,660
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	22,160	$ 889,724
Whirlpool Corp.	12,100	690,789
		3,796,616
Leisure Equipment & Products - 0.6%
Brunswick Corp.	39,630	284,543
Eastman Kodak Co. (d)	49,320	146,480
		431,023
Media - 0.9%
Comcast Corp. Class A (special) (non-vtg.)	9,700	135,703
Discovery Communications, Inc. Class C (a)	9,422	211,053
Interpublic Group of Companies, Inc. (a)	11,925	62,129
Lamar Advertising Co. Class A (a)	5,044	106,126
Live Nation, Inc. (a)	11,862	69,274
Omnicom Group, Inc.	2,209	75,106
WPP PLC	10,338	79,745
		739,136
Multiline Retail - 0.6%
Macy's, Inc.	16,000	222,560
Nordstrom, Inc. (d)	8,200	216,808
		439,368
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	11,183	134,979
Best Buy Co., Inc.	1,900	71,003
Collective Brands, Inc. (a)	5,500	87,560
Gap, Inc.	4,679	76,361
Limited Brands, Inc.	5,881	76,100
OfficeMax, Inc.	38,115	354,851
PetSmart, Inc.	3,524	78,832
Sherwin-Williams Co.	2,400	138,600
Staples, Inc.	3,424	71,972
The Children's Place Retail Stores, Inc. (a)	1,300	42,601
Williams-Sonoma, Inc. (d)	49,951	702,311
		1,835,170
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc. (d)	26,704	$ 84,385
VF Corp.	1,300	84,097
		168,482
TOTAL CONSUMER DISCRETIONARY		12,677,317
CONSUMER STAPLES - 5.1%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	7,700	306,351
Carlsberg AS:
Series A	1,925	135,582
Series B	1,750	121,414
Coca-Cola Enterprises, Inc.	16,060	301,767
		865,114
Food & Staples Retailing - 1.3%
Safeway, Inc.	4,500	85,185
SUPERVALU, Inc.	16,200	240,246
Sysco Corp.	24,600	584,496
Winn-Dixie Stores, Inc. (a)	8,657	122,670
		1,032,597
Food Products - 1.3%
Bunge Ltd.	1,666	116,570
Cermaq ASA (a)	7,200	51,077
ConAgra Foods, Inc.	1,100	21,593
Corn Products International, Inc.	6,794	190,232
Marine Harvest ASA (a)	370,000	232,308
Ralcorp Holdings, Inc. (a)	1,214	77,101
Smithfield Foods, Inc. (a)	7,200	97,560
Tyson Foods, Inc. Class A	19,795	226,257
		1,012,698
Household Products - 0.2%
Energizer Holdings, Inc. (a)	1,998	127,992
Personal Products - 1.1%
Avon Products, Inc.	27,230	881,707
Tobacco - 0.1%
Lorillard, Inc.	1,200	88,464
TOTAL CONSUMER STAPLES		4,008,572
Common Stocks - continued
	Shares	Value
ENERGY - 8.3%
Energy Equipment & Services - 3.3%
BJ Services Co.	21,913	$ 310,726
ENSCO International, Inc.	3,700	140,193
Helmerich & Payne, Inc.	8,929	306,800
Nabors Industries Ltd. (a)	16,460	280,149
National Oilwell Varco, Inc. (a)	13,033	468,406
Patterson-UTI Energy, Inc.	29,000	400,490
Smith International, Inc.	9,203	231,271
Weatherford International Ltd. (a)	23,774	446,000
		2,584,035
Oil, Gas & Consumable Fuels - 5.0%
Cabot Oil & Gas Corp.	10,900	382,917
Canadian Natural Resources Ltd.	4,100	246,453
Chesapeake Energy Corp.	6,900	147,936
EOG Resources, Inc.	6,300	466,389
EXCO Resources, Inc. (a)	15,200	208,848
Marathon Oil Corp.	15,456	498,456
Petrohawk Energy Corp. (a)	16,000	388,480
Plains Exploration & Production Co. (a)	3,300	94,545
Range Resources Corp.	7,212	334,709
Southwestern Energy Co. (a)	8,400	348,012
Suncor Energy, Inc.	12,200	394,531
Ultra Petroleum Corp. (a)	9,200	405,904
		3,917,180
TOTAL ENERGY		6,501,215
FINANCIALS - 21.2%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	5,494	152,733
Bank of New York Mellon Corp.	18,917	517,191
Morgan Stanley	7,770	221,445
T. Rowe Price Group, Inc.	1,241	57,967
TD Ameritrade Holding Corp. (a)	17,752	329,122
		1,278,458
Commercial Banks - 6.0%
Associated Banc-Corp.	10,391	112,638
Boston Private Financial Holdings, Inc.	11,505	52,693
CapitalSource, Inc.	37,153	172,390
Comerica, Inc.	17,300	412,432
Fifth Third Bancorp	43,600	414,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	77,369	$ 316,439
KeyCorp	74,320	429,570
M&T Bank Corp.	1,595	93,020
Marshall & Ilsley Corp.	27,800	167,912
PNC Financial Services Group, Inc.	20,700	758,862
TCF Financial Corp. (d)	12,800	180,992
U.S. Bancorp, Delaware	23,000	469,430
Wells Fargo & Co.	32,942	805,761
Zions Bancorp (d)	24,258	329,424
		4,715,763
Consumer Finance - 2.1%
American Express Co.	12,023	340,612
Capital One Financial Corp.	31,701	973,221
Discover Financial Services	28,553	339,210
		1,653,043
Diversified Financial Services - 2.3%
Bank of America Corp.	50,778	751,007
Gimv NV	100	5,010
JPMorgan Chase & Co.	25,814	997,711
		1,753,728
Insurance - 4.0%
Arthur J. Gallagher & Co.	2,200	50,380
Everest Re Group Ltd.	4,388	352,005
Lincoln National Corp.	25,200	533,988
Loews Corp.	14,760	443,095
Marsh & McLennan Companies, Inc.	27,769	567,043
MetLife, Inc.	3,600	122,220
PartnerRe Ltd.	4,700	322,373
Principal Financial Group, Inc.	2,900	68,730
Unum Group	12,467	234,006
Validus Holdings Ltd.	5,600	127,120
Willis Group Holdings Ltd.	10,600	264,152
XL Capital Ltd. Class A	4,394	61,868
Zenith National Insurance Corp.	100	2,387
		3,149,367
Real Estate Investment Trusts - 4.0%
Alexandria Real Estate Equities, Inc.	5,600	213,416
Brandywine Realty Trust (SBI)	14,927	122,103
Camden Property Trust (SBI)	6,400	188,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	7,100	$ 42,174
Digital Realty Trust, Inc.	6,100	247,355
Duke Realty LP	16,100	152,789
Highwoods Properties, Inc. (SBI)	10,630	272,234
Host Hotels & Resorts, Inc.	14,400	130,752
Kite Realty Group Trust	1,100	3,520
ProLogis Trust	37,926	333,370
Regency Centers Corp.	4,145	132,972
Simon Property Group, Inc.	2,800	156,016
SL Green Realty Corp.	5,300	136,634
The Macerich Co. (d)	15,138	297,764
Ventas, Inc.	5,000	176,500
Vornado Realty Trust	10,328	526,935
		3,133,398
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	16,700	157,982
CB Richard Ellis Group, Inc. Class A (a)	43,189	470,760
		628,742
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc. (d)	26,600	291,004
TOTAL FINANCIALS		16,603,503
HEALTH CARE - 2.5%
Biotechnology - 0.0%
Dendreon Corp. (a)(d)	1,800	43,578
Health Care Equipment & Supplies - 0.4%
Cooper Companies, Inc.	3,752	102,955
Covidien PLC	3,300	124,773
Orthofix International NV (a)	2,879	80,209
		307,937
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	12,130	129,912
Henry Schein, Inc. (a)	6,946	356,885
McKesson Corp.	4,900	250,635
Universal Health Services, Inc. Class B	5,740	319,201
VCA Antech, Inc. (a)	6,569	168,035
		1,224,668
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	5,341	$ 64,626
King Pharmaceuticals, Inc. (a)	22,900	207,703
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,244	66,355
ViroPharma, Inc. (a)	6,600	48,642
		387,326
TOTAL HEALTH CARE		1,963,509
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.7%
Heico Corp. Class A	7,082	200,279
Precision Castparts Corp.	4,000	319,240
		519,519
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	10,600	569,538
Airlines - 0.2%
Delta Air Lines, Inc. (a)	19,200	133,056
Building Products - 1.5%
Masco Corp.	43,970	612,502
Owens Corning (a)	28,640	526,403
		1,138,905
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	30,193	131,943
Clean Harbors, Inc. (a)	4,742	247,390
Consolidated Graphics, Inc. (a)	6,698	122,573
R.R. Donnelley & Sons Co.	35,549	494,131
Republic Services, Inc.	26,473	704,182
The Brink's Co.	2,900	78,735
		1,778,954
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	15,230	193,878
Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,400	159,354
Cooper Industries Ltd. Class A	5,824	191,901
Regal-Beloit Corp.	2,447	113,443
Sunpower Corp. Class B (a)	5,526	150,860
		615,558
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	8,270	259,099
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.7%
Albany International Corp. Class A	12,639	$ 173,660
Crane Co.	2,400	50,928
Cummins, Inc.	11,034	474,572
Deere & Co.	5,400	236,196
Eaton Corp.	5,150	267,388
Ingersoll-Rand Co. Ltd.	7,000	202,160
Kennametal, Inc.	8,500	181,220
Navistar International Corp. (a)	7,400	292,596
Oshkosh Co.	2,950	80,978
Pentair, Inc.	6,481	177,061
		2,136,759
Professional Services - 1.3%
Experian PLC	16,400	135,353
IHS, Inc. Class A (a)	3,750	187,275
Manpower, Inc.	7,620	365,379
Monster Worldwide, Inc. (a)	17,240	224,637
MPS Group, Inc. (a)	9,941	85,990
		998,634
Road & Rail - 2.6%
Canadian National Railway Co.	6,310	306,846
Con-way, Inc.	16,950	772,073
CSX Corp.	5,800	232,696
Ryder System, Inc.	14,312	502,781
Union Pacific Corp.	4,000	230,080
		2,044,476
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	2,200	197,802
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	16,048	62,427
TOTAL INDUSTRIALS		10,648,605
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.5%
Motorola, Inc.	58,350	417,786
Computers & Peripherals - 1.2%
Gemalto NV (a)	3,130	116,879
NCR Corp. (a)	41,200	533,128
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	13,700	$ 164,948
Western Digital Corp. (a)	3,300	99,825
		914,780
Electronic Equipment & Components - 6.0%
Agilent Technologies, Inc.	34,200	794,124
Arrow Electronics, Inc. (a)	40,482	1,043,221
Avnet, Inc. (a)	44,553	1,087,090
Corning, Inc.	18,600	316,200
Flextronics International Ltd. (a)	113,170	602,064
Itron, Inc. (a)	3,387	176,700
Tyco Electronics Ltd.	30,712	659,387
		4,678,786
Internet Software & Services - 0.6%
eBay, Inc. (a)	3,900	82,875
VeriSign, Inc. (a)	13,180	269,399
Yahoo!, Inc. (a)	7,500	107,400
		459,674
IT Services - 1.0%
Accenture Ltd. Class A	8,900	312,123
The Western Union Co.	15,532	271,499
Visa, Inc.	3,136	205,283
		788,905
Office Electronics - 1.1%
Xerox Corp.	105,270	862,161
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	44,500	614,100
ASML Holding NV (NY Shares)	25,955	675,090
Fairchild Semiconductor International, Inc. (a)	101,931	900,051
International Rectifier Corp. (a)	2,000	33,120
KLA-Tencor Corp.	3,300	105,204
Lam Research Corp. (a)	2,700	81,162
Maxim Integrated Products, Inc.	15,900	281,748
Micron Technology, Inc. (a)	41,363	264,310
MKS Instruments, Inc. (a)	11,052	214,077
National Semiconductor Corp.	35,200	530,112
Standard Microsystems Corp. (a)	9,253	214,670
Varian Semiconductor Equipment Associates, Inc. (a)	6,419	205,665
		4,119,309
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.8%
ANSYS, Inc. (a)	4,125	$ 128,948
BMC Software, Inc. (a)	2,700	91,881
Electronic Arts, Inc. (a)	17,700	380,019
		600,848
TOTAL INFORMATION TECHNOLOGY		12,842,249
MATERIALS - 7.5%
Chemicals - 2.6%
Albemarle Corp.	18,123	538,434
Arkema sponsored ADR	5,982	171,683
Ashland, Inc.	5,400	178,956
Calgon Carbon Corp. (a)	9,300	117,831
Celanese Corp. Class A	6,700	172,190
Cytec Industries, Inc.	4,160	104,416
FMC Corp.	3,800	184,832
H.B. Fuller Co.	10,400	209,664
Solutia, Inc. (a)	18,040	161,278
W.R. Grace & Co. (a)	12,100	201,223
		2,040,507
Construction Materials - 0.6%
Texas Industries, Inc.	2,300	104,650
Vulcan Materials Co. (d)	6,763	321,107
		425,757
Containers & Packaging - 1.8%
Ball Corp.	10,810	522,772
Owens-Illinois, Inc. (a)	22,415	760,765
Rock-Tenn Co. Class A	3,499	157,315
		1,440,852
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	1,100	64,519
Alcoa, Inc.	23,470	276,007
Barrick Gold Corp.	4,500	157,136
Commercial Metals Co.	13,800	228,252
Eldorado Gold Corp. (a)	6,900	69,362
Goldcorp, Inc.	1,600	60,786
Lihir Gold Ltd. (a)	43,985	101,894
Newcrest Mining Ltd.	7,453	186,988
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	4,800	$ 198,480
Randgold Resources Ltd. sponsored ADR	3,600	223,632
		1,567,056
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	10,555	369,847
TOTAL MATERIALS		5,844,019
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	160	5,022
Qwest Communications International, Inc.	47,700	184,122
		189,144
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	75,000	300,000
TOTAL TELECOMMUNICATION SERVICES		489,144
UTILITIES - 7.0%
Electric Utilities - 3.9%
Allegheny Energy, Inc.	17,155	432,478
American Electric Power Co., Inc.	16,722	517,713
Entergy Corp.	9,070	728,593
Exelon Corp.	5,150	261,929
FirstEnergy Corp.	15,500	638,600
Pinnacle West Capital Corp.	14,300	457,028
		3,036,341
Independent Power Producers & Energy Traders - 1.3%
AES Corp.	32,730	418,617
Calpine Corp. (a)	6,592	84,905
Constellation Energy Group, Inc.	7,900	226,730
NRG Energy, Inc. (a)	10,600	288,426
		1,018,678
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	19,800	238,590
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	11,900	$ 480,403
Sempra Energy	12,573	659,202
		1,378,195
TOTAL UTILITIES		5,433,214
TOTAL COMMON STOCKS (Cost $100,450,787)		77,011,347
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	3,000	92,373
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA (a)	9,849	62,010
TOTAL PREFERRED STOCKS (Cost $232,259)		154,383
Convertible Bonds - 0.6%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 20,000	34,690
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	20,000	33,257
TOTAL CONSUMER DISCRETIONARY		67,947
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (e)	50,000	54,735
Convertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (c)(e)	$ 172,000	$ 100,405
TOTAL FINANCIALS		155,140
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	40,000	53,160
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	30,000	37,308
TOTAL INDUSTRIALS		90,468
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	30,000	42,938
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	40,000	46,228
United States Steel Corp. 4% 5/15/14	50,000	72,313
		118,541
TOTAL CONVERTIBLE BONDS (Cost $326,751)		475,034
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.37% (f)	749,732	749,732
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(f)	2,540,043	2,540,043
TOTAL MONEY MARKET FUNDS (Cost $3,289,775)		3,289,775
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $104,299,572)		80,930,539
NET OTHER ASSETS - (3.4)%		(2,652,771)
NET ASSETS - 100%		$ 78,277,768
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,140 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,095
Fidelity Securities Lending Cash Central Fund	48,875
Total	$ 51,970
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,739,327	$ 12,659,582	$ 79,745	$ -
Consumer Staples	4,008,572	4,008,572	-	-
Energy	6,501,215	6,501,215	-	-
Financials	16,695,876	16,603,503	92,373	-
Health Care	1,963,509	1,963,509	-	-
Industrials	10,648,605	10,648,605	-	-
Information Technology	12,842,249	12,842,249	-	-
Materials	5,844,019	5,844,019	-	-
Telecommunication Services	489,144	489,144	-	-
Utilities	5,433,214	5,433,214	-	-
Corporate Bonds	475,034	-	475,034	-
Money Market Funds	3,289,775	3,289,775	-	-
Total Investments in Securities:	$ 80,930,539	$ 80,283,387	$ 647,152	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $105,214,946. Net unrealized depreciation aggregated $24,284,407, of which $6,674,839 related to appreciated investment securities and $30,959,246 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009